File No. 2-89328
                                                               File No. 811-3957
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
           Post-Effective Amendment No.   28                                 [X]
                                        ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
           Post-Effective Amendment No.   27                                 [X]
                                        ------

                        (Check appropriate box or boxes)

                      VARIFLEX SEPARATE ACCOUNT (VARIFLEX)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                                                         Copies to:
Amy J. Lee, Associate General Counsel                    Jeffrey S. Puretz, Esq.
Security Benefit Group, Inc.                             Dechert
One Security Benefit Place                               1775 Eye Street N.W.
Topeka, KS 66636-0001                                    Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2004

It is proposed that this filing will become effective:

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2004, pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on May 1, 2004, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual and group flexible premium deferred variable annuity contracts.

PROSPECTUS                                               May 1, 2004
SUPPLEMENT



--------------------------------------------------------------------------------
VARIFLEX(R) VARIABLE ANNUITY
--------------------------------------------------------------------------------










                                                     ---------------------------
                                                          Important Privacy
                                                           Notice Included

                                                           See Back Cover
                                                     ---------------------------




                                     [SDI LOGO] SECURITY DISTRIBUTORS, INC.
                                                A Member of The Security Benefit
                                                Group of Companies

                                   VARIFLEX(R)
                                VARIABLE ANNUITY

                                   ISSUED BY--
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

                                 1-800-888-2461
                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2004


This Supplement updates certain information in your Variflex Variable Annuity prospectus. Please read this Supplement carefully. You should attach this Supplement to your copy of the Prospectus and retain both for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-888-2461 or by visiting our website at www.securitybenefit.com.

THE FIRST PAGE OF THE PROSPECTUS IS UPDATED BY REPLACING THE SECOND PARAGRAPH OF THAT PAGE WITH THE FOLLOWING PARAGRAPH:

o  AIM V.I. Basic Value                      o  SBL Global
o  AIM V.I. Mid Cap Core Equity              o  SBL Diversified Income
o  American Century VP Ultra                 o  SBL Large Cap Growth
o  American Century VP Value                 o  SBL Enhanced Index
o  Dreyfus VIF International Value           o  SBL Mid Cap Growth
o  INVESCO VIF Health Sciences               o  SBL Managed Asset Allocation
o  INVESCO VIF Real Estate Opportunity       o  SBL Equity Income
o  Oppenheimer Main Street                   o  SBL High Yield
     Small Cap Fund                          o  SBL Small Cap Value
o  PIMCO VIT All Asset                       o  SBL Social Awareness
o  PIMCO VIT Low Duration                    o  SBL Mid Cap Value
o  PIMCO VIT Real Return                     o  SBL Main Street Growth
o  Rydex VT Sector Rotation                       and Income(R)
o  SBL Equity                                o  SBL Small Cap Growth
o  SBL Large Cap Value                       o  SBL Select 25
o  SBL Money Market                          o  SBL Alpha Opportunity

THE "DEFINITIONS" SECTION IS UPDATED BY ADDING THE FOLLOWING:

TERMINAL ILLNESS -- An incurable condition that with a degree of medical certainty will result in death within one year.

--------------------------------------------------------------------------------
THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THE  SECTION  ENTITLED  "EXPENSE  TABLE" IS  UPDATED  BY  REPLACING  IT WITH THE
FOLLOWING:

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION  EXPENSES are fees and expenses that you will pay when you purchase the  Contract or make  withdrawals  from the Contract.  The information below does not reflect state premium taxes, which may be applicable to your Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                        None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount
   withdrawn attributable to Purchase Payments)                           8%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                            None
--------------------------------------------------------------------------------
PERIODIC   EXPENSES  are  fees  and  expenses  that  you  will  pay
periodically  during  the  time  that  you  own the  Contract,  not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                    $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses
   (as a percentage of average Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                             1.20%
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                               1.20%
--------------------------------------------------------------------------------
1 The amount of the contingent deferred sales charge is determined by reference to the Contract Year in which the withdrawal is made. Withdrawals in the first Contract Year are subject to a charge of 8% declining to 0% in Contract Year 9 and later. The contingent deferred sales charge schedule is different for the Variflex Contract - 401(k) and 408(k) and for a Contract issued to a Participant under a Section 403(b) retirement plan sponsored by an institution of higher education as defined in the Texas Education Code. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

2 The annual administration charge for the Variflex Contract - 401(k) and 408(k) is the lesser of $30 or 2% of Contract Value.
================================================================================

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

================================================================================
                                                          MINIMUM        MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)         0.59%          2.50%
--------------------------------------------------------------------------------
1 Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

================================================================================
                                            1          3          5         10
VARIFLEX CONTRACT                         YEAR       YEARS      YEARS      YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the $1,098 $1,690 $2,293 $3,950 end of the applicable time period
--------------------------------------------------------------------------------
If you do not surrender your Contract       372      1,132      1,911      3,950
================================================================================



================================================================================
                                            1          3          5         10
VARIFLEX CONTRACT - 401(K) AND 408(K)     YEAR       YEARS      YEARS      YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the $1,098 $1,876 $2,579 $3,950 end of the applicable time period
--------------------------------------------------------------------------------
If you do not surrender your Contract       372      1,132      1,911      3,950
================================================================================

THE SECTION ENTITLED "CONDENSED FINANCIAL INFORMATION IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values for each of the years in the ten-year period ended December 31, 2003, as well as ending accumulation units outstanding for Qualified and Non-Qualified Contracts under the Subaccounts.

=============================================================================================
                                    QUALIFIED                         NON-QUALIFIED
                        ---------------------------------   ---------------------------------
                                             ACCUMULATION                        ACCUMULATION
                                                UNITS                               UNITS
                                             OUTSTANDING                         OUTSTANDING
                        BEGINNING   END OF      AT END      BEGINNING   END OF      AT END
SUBACCOUNT    YEAR      OF PERIOD   PERIOD     OF PERIOD    OF PERIOD   PERIOD     OF PERIOD
---------------------------------------------------------------------------------------------
Equity        2003       $43.58     $52.39     7,199,724     $43.56     $52.37     1,418,235
Subaccount    2002        58.11      43.58     8,030,694      58.09      43.56     1,595,994
              2001        66.40      58.11     9,088,299      66.37      58.09     1,816,980
              2000        77.04      66.40    10,078,355      77.00      66.37     2,036,358
              1999        72.11      77.04    12,075,377      72.07      77.00     2,537,119
              1998        58.19      72.11    11,996,953      58.17      72.07     2,665,560
              1997        45.76      58.19    11,293,953      45.74      58.17     2,652,767
              1996        37.75      45.76    10,310,079      37.74      45.74     2,575,426
              1995        27.94      37.75     9,203,332      27.92      37.74     2,306,163
              1994        28.75      27.94     7,723,910      28.74      27.92     1,578,797
---------------------------------------------------------------------------------------------
Large Cap     2003        40.08      51.00     6,010,035      40.04      50.96     1,269,521
Value         2002        53.47      40.08     6,503,506      53.43      40.04     1,491,376
Subaccount    2001        57.34      53.47     7,427,804      57.29      53.43     1,741,418
              2000        62.24      57.34     8,480,619      62.18      57.29     2,055,288
              1999        61.86      62.24    12,276,284      61.81      62.18     2,867,661
              1998        58.22      61.86    14,055,295      58.17      61.81     3,323,526
              1997        46.58      58.22    15,086,547      46.54      58.17     3,653,913
              1996        39.88      46.58    15,264,292      39.84      46.54     3,721,884
              1995(b)     31.03      39.88    14,963,215      31.00      39.84     3,669,299
              1994        32.37      31.03    14,312,801      32.34      31.00     3,515,364
---------------------------------------------------------------------------------------------
Money         2003        21.87      21.73     1,200,641      21.87      21.73       654,942
Market        2002        21.87      21.87     1,855,254      21.87      21.87       812,347
Subaccount    2001        21.34      21.87     2,359,410      21.34      21.87     1,092,929
              2000        20.38      21.34     2,127,226      20.38      21.34     1,281,580
              1999        19.71      20.38     3,379,114      19.71      20.38     1,790,781
              1998        18.97      19.71     3,068,671      18.98      19.71     1,314,658
              1997        18.26      18.97     2,479,744      18.26      18.98     1,089,550
              1996        17.59      18.26     3,252,140      17.59      18.26     1,681,230
              1995        16.89      17.59     2,989,809      16.89      17.59     1,469,153
              1994        16.48      16.89     3,578,026      16.48      16.89     2,475,349
---------------------------------------------------------------------------------------------
Global        2003        18.62      26.39    10,424,361      18.62      26.39     2,079,264
Subaccount    2002        24.38      18.62    10,933,028      24.38      18.62     2,357,360
              2001        28.12      24.38    11,806,980      28.12      24.38     2,685,983
              2000        27.49      28.12    13,345,698      27.49      28.12     3,288,694
              1999        18.11      27.49    12,753,536      18.11      27.49     3,373,269
              1998        15.26      18.11    12,848,790      15.26      18.11     3,724,722
              1997        14.51      15.26    12,804,601      14.51      15.26     3,730,734
              1996        12.51      14.51    11,881,450      12.51      14.51     3,484,411
              1995        11.42      12.51    10,236,349      11.42      12.51     3,140,486
              1994        11.25      11.42     9,361,197      11.25      11.42     2,803,304
---------------------------------------------------------------------------------------------
Diversified   2003       $29.34     $29.91     2,316,329     $29.31     $29.89       784,884
Income        2002        27.17      29.34     3,024,466      27.15      29.31     1,017,325
Subaccount    2001        25.66      27.17     2,412,919      25.64      27.15       896,039
              2000        23.92      25.66     2,354,855      23.90      25.64     1,003,346
              1999        25.16      23.92     3,698,583      25.14      23.90     1,121,142
              1998        23.58      25.16     3,419,362      23.56      25.14     1,321,999
              1997        21.69      23.58     3,446,850      21.67      23.56     1,535,471
              1996        22.11      21.69     3,673,833      22.09      21.67     1,377,342
              1995        18.87      22.11     3,912,046      18.85      22.09     1,325,159
              1994        20.52      18.87     3,891,426      20.50      18.85     1,392,830
---------------------------------------------------------------------------------------------
Large Cap     2003         4.76       5.84     3,207,587       4.76       5.84       741,035
Growth        2002         6.61       4.76     2,576,238       6.61       4.76       668,076
Subaccount    2001         7.91       6.61       808,629       7.91       6.61       222,143
              2000(d)     10.00       7.91        24,399      10.00       7.91       673,725
---------------------------------------------------------------------------------------------
Enhanced      2003         6.47       8.16     2,060,281       6.47       8.16       291,692
Index         2002         8.50       6.47     2,027,920       8.50       6.47       311,638
Subaccount    2001         9.88       8.50     1,925,639       9.88       8.50       302,681
              2000        11.14       9.88        53,493      11.14       9.88     2,181,834
              1999(c)     10.00      11.14       564,455      10.00      11.14       148,669
---------------------------------------------------------------------------------------------
Mid Cap       2003        26.92      41.57     6,923,798      26.90      41.55     1,664,818
Growth        2002        38.63      26.92     7,046,647      38.62      26.90     1,677,907
Subaccount    2001        45.95      38.63     7,902,865      45.93      38.62     1,933,000
              2000        39.83      45.95     9,476,967      39.81      45.93     1,270,378
              1999        24.90      39.83     6,970,985      24.89      39.81     1,930,663
              1998        21.37      24.91     6,781,176      21.36      24.89     2,140,621
              1997        18.03      21.37     6,738,379      18.03      21.36     2,019,008
              1996        15.46      18.03     5,563,881      15.46      18.03     1,559,302
              1995        13.10      15.46     4,387,739      13.09      15.46     1,248,987
              1994        13.97      13.10     3,947,047      13.96      13.09     1,211,099
---------------------------------------------------------------------------------------------
Managed       2003        14.45      17.69     2,260,086      14.45      17.69       585,200
Asset         2002        16.18      14.45     2,075,682      16.18      14.45       579,533
Allocation    2001        17.25      16.18     2,258,069      17.25      16.18       654,507
Subaccount    2000        17.63      17.25     1,990,484      17.63      17.25       687,389
              1999        16.26      17.63     2,289,208      16.26      17.63       742,405
              1998        13.89      16.26     1,950,323      13.89      16.26       739,827
              1997        11.87      13.89     1,057,271      11.87      13.89       459,560
              1996        10.66      11.87       626,179      10.66      11.87       374,276
              1995(a)     10.00      10.66       295,053      10.00      10.66       226,555
---------------------------------------------------------------------------------------------
Equity        2003        18.32      22.67     4,668,349      18.32      22.67       871,490
Income        2002        21.42      18.32     4,690,891      21.42      18.32       970,790
Subaccount    2001        21.40      21.42     4,369,075      21.39      21.42     1,080,433
              2000        19.19      21.40     4,034,469      19.18      21.39     1,046,838
              1999        18.83      19.19     5,492,102      18.83      19.18     1,379,765
              1998        17.49      18.83     5,369,499      17.48      18.83     1,427,599
              1997        13.78      17.49     4,135,375      13.78      17.48     1,257,818
              1996        11.62      13.78     2,016,966      11.62      13.78       710,206
              1995(a)     10.00      11.62       604,325      10.00      11.62       234,242
---------------------------------------------------------------------------------------------
High Yield    2003       $12.38     $14.88     1,476,469     $12.38     $14.88       385,971
Subaccount    2002        12.48      12.38       910,926      12.48      12.38       332,234
              2001        12.09      12.48       509,774      12.09      12.48       172,694
              2000        12.43      12.09         2,576      12.43      12.09       301,772
              1999        12.43      12.43        89,145      12.43      12.43        95,775
---------------------------------------------------------------------------------------------
Small Cap     2003        11.82      17.62     2,417,300      11.82      17.62       564,964
Value         2002        12.86      11.82     2,232,909      12.86      11.82       600,051
Subaccount    2001        10.65      12.86     2,165,394      10.65      12.86       601,352
              2000(d)     10.00      10.65        22,150      10.00      10.65       231,015
---------------------------------------------------------------------------------------------
Social        2003        19.47      23.84     3,232,680      19.47      23.85       760,899
Awareness     2002        25.24      19.47     3,543,469      25.25      19.47       875,383
Subaccount    2001        29.38      25.24     3,950,615      29.41      25.25       992,868
              2000        34.16      29.38     4,339,513      34.17      29.41     1,167,835
              1999        29.50      34.16     4,298,149      29.51      34.17     1,188,307
              1998        22.72      29.50     3,152,738      22.73      29.51     1,036,280
              1997        18.75      22.72     2,531,119      18.75      22.73       904,831
              1996        15.97      18.75     2,083,090      15.98      18.75       746,852
              1995        12.65      15.97     1,615,845      12.66      15.98       612,235
              1994        13.31      12.65     1,344,063      13.31      12.66       543,287
---------------------------------------------------------------------------------------------
Mid Cap       2003        21.71      33.09     3,407,524      21.71      33.09       628,784
Value         2002        25.58      21.71     3,331,497      25.58      21.71       658,746
Subaccount    2001        23.29      25.58     3,062,821      23.29      25.58       703,426
              2000        17.62      23.29        97,916      17.62      23.29     2,518,107
              1999        14.89      17.62       577,404      14.89      17.62       189,495
---------------------------------------------------------------------------------------------
Main Street   2003         6.34       7.91     2,639,711       6.34       7.91       460,928
Growth and    2002         7.95       6.34     2,277,964       7.95       6.34       444,894
Income(R)     2001         8.95       7.95     1,812,239       8.95       7.95       426,747
Subaccount    2000(d)     10.00       8.95        28,963      10.00       8.95     1,268,805
---------------------------------------------------------------------------------------------
Small Cap     2003         9.08      14.04     3,509,748       9.08      14.04       767,802
Growth        2002        12.52       9.08     2,939,063      12.52       9.08       511,397
Subaccount    2001        17.57      12.52     3,216,970      17.57      12.52       806,870
              2000        19.48      17.57        65,591      19.48      17.57     4,570,554
              1999        10.31      19.48       992,293      10.31      19.48       319,874
---------------------------------------------------------------------------------------------
Select 25     2003         6.56       7.64     2,358,348       6.56       7.64       485,699
Subaccount    2002         9.05       6.56     2,751,794       9.05       6.56       532,878
              2001        10.17       9.05     2,961,348      10.17       9.05       609,728
              2000        12.24      10.17        34,746      12.24      10.17     4,097,819
              1999(c)     10.00      12.24     1,226,865      10.00      12.24       318,343
---------------------------------------------------------------------------------------------

(a)  Managed Asset  Allocation and Equity Income  Subaccounts  were first publicly offered on
     June 1, 1995.

(b)  Effective  June 1, 1995,  the  investment  objective of Large Cap Value  Subaccount  was changed from seeking to provide income with secondary  emphasis on capital  appreciation to seeking long-term growth of capital with secondary  emphasis on income and on January
     2, 2001 the investment objective was changed to seeking long-term growth of capital.

(c)  Accumulation unit values for Enhanced Index and Select 25 Subaccounts are for the period
     May 3, 1999 (the date first publicly offered) to December 31, 1999.

(d)  Accumulation  unit values for Large Cap Growth,  Small Cap Value and Main Street  Growth
     and  Income(R)  Subaccounts  are for the  period  May 1, 2000 (the date  first  publicly offered) to December 31, 2000.

=============================================================================================

THE SUBSECTION ENTITLED, "THE INVESTMENT ADVISOR" IN THE SECTION "INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS" IS DELETED AND THE SUBSECTION ENTITLED, "UNDERLYING FUNDS" IN THAT SAME SECTION IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

   Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.

   Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

   A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

   The Company has entered into agreements with the Underlying Funds and/or certain service providers to the Underlying Funds, such as an underwriter and/or investment adviser. Under these agreements, the Company or Security Distributors, Inc. ("SDI") the underwriter of the Contract, is compensated for providing various services to Owners of the Contract and/or to the Underlying Funds. The compensation received by the Company or SDI may come from the Underlying Fund, including amounts paid under a Rule 12b-1 Plan adopted by the Underlying Fund, or from one of the Underlying Fund's service providers.

   The services provided by the Company and/or SDI include, but are not limited to, the following: (i) Administrative/ Sub-Transfer Agency services, such as maintaining separate records of each Contract Owner's investment in the Underlying Funds, disbursing or crediting to Contract Owners the proceeds of redemptions of Underlying Funds and providing account statements to Contract Owners showing their beneficial investment in the Underlying Funds; (ii) Shareholder Services, such as providing information regarding Underlying Funds to Contract Owners, maintaining a call center to facilitate answering Contract Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying Funds on behalf of Contract Owners; and (iii) Distribution Services, such as distributing prospectuses for the Underlying Funds to prospective Contract Owners, training of sales personnel and such other distribution related services as an Underlying Fund may reasonably request. For providing Administrative/Sub-Transfer Agency services and/or Shareholder
Services, the compensation which the Company receives varies based on the services being provided, but is generally between 0.15% to 0.50% of the average net assets of the Contract invested in the Underlying Fund. For providing Distribution Services, the compensation which SDI receives is generally not expected to exceed 0.25% of the average net assets of the Contract invested in the Underlying Fund.

THE  SUBSECTION  "WAIVER OF WITHDRAWAL  CHARGE" IN THE "CHARGES AND  DEDUCTIONS"
SECTION IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

WAIVER OF WITHDRAWAL CHARGE -- The Company will waive the withdrawal charge in the event of confinement to a hospital or nursing facility, or diagnosis of a terminal illness, as discussed below, provided the following conditions are met:
(1) the Contractowner has been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; (2) the Contractowner is so confined when the Company receives the waiver request and became so confined after the date the Contract was issued; and (3) the request for waiver submitted to the Company is accompanied by a properly completed claim form which may be obtained from the Company and a written physician's statement acceptable to the Company certifying that such confinement is a medical necessity and is due to illness or infirmity.

   The Company will waive the surrender charge due to terminal illness provided the following conditions are met: (1) the Contractowner has been diagnosed by a licensed physician with a "terminal illness" (as defined on page 5); (2) such illness was first diagnosed after the Contract was issued; and (3) a request for waiver is submitted to the Company accompanied by a properly completed claim form that may be obtained from the Company and a written statement by a licensed physician certifying that the Owner has been diagnosed with a terminal illness and the date such diagnosis was first made.

   The Company reserves the right to have the Contractowner examined by a physician of its choice and at its expense to determine if the Contractowner is eligible for a waiver. The waiver is not available in certain states pending department of insurance approval. If the waiver is later approved by the insurance department of a state, the Company intends to make the waiver available to all Contractowners in that state at that time, but there can be no assurance that the waiver will be approved. The terminal illness waiver is not available to Contractholders residing in New Jersey. Prospective Contractowners should contact their agent concerning availability of the waiver in their state.

THE SUBSECTION "PREMIUM TAX CHARGE" IN THE "CHARGES AND DEDUCTIONS" SECTION IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance companies on annuity contracts. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company generally deducts this charge upon the Annuity Commencement Date or upon full or partial withdrawal if a premium tax was incurred and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied to a Non-Qualified Plan. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

THE SUBSECTION ENTITLED "FINANCIAL STATEMENTS," IN THE "ADDITIONAL  INFORMATION"
SECTION IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Variflex Separate Account at December 31, 2003, and for each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

THE SECTION ENTITLED  "OBJECTIVES FOR UNDERLYING FUNDS" IS UPDATED BY ADDING THE
FOLLOWING:

AIM VARIABLE INSURANCE FUNDS -- The AIM Variable Insurance Funds is an open-end investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as investment adviser and manager of the portfolios of the Fund.

   AIM V.I. BASIC VALUE FUND (SERIES II). AIM V.I. Basic Value Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Fund's portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign issuers.

   AIM V.I. MID CAP CORE EQUITY FUND (SERIES II). AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund seeks this objective by investing, normally, at least 80% of its total assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. The Fund considers a company to be a mid-cap company if it has a market capitalization at the time of purchase, within the range of market capitalizations of companies included in the Russell MidcapTM Index. In complying with the 80% investment requirement, the Fund may include synthetic instruments, which are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Fund may also invest up to 25% of its total assets in foreign securities.

   AIM V.I. REAL ESTATE FUND (SERIES I). AIM V.I. Real Estate Fund (the "Fund") is a series of the INVESCO Variable Investment Funds, Inc., which is described below. AIM Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the Fund's investment adviser and INVESCO Institutional (N.A.), Inc., 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, serves as the Fund's sub-adviser.

   INVESTMENT OBJECTIVE: To seek to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

AMERICAN CENTURY(R) VP FUND -- The American Century VP Fund is an open-end investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser and manager of the series of the Fund.

   AMERICAN CENTURY VP ULTRA(R) FUND (CLASS II). American Century VP Ultra Fund (the "Fund") is a series of the American Century VP Fund.

   INVESTMENT OBJECTIVE: To seek long-term capital growth. The Fund managers look for stocks of large companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The managers use a bottom-up approach to select stocks to buy for the Fund. This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies, which present some unique risks. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally.

   AMERICAN CENTURY VP VALUE FUND (CLASS II). American Century VP Value Fund (the "Fund") is a series of the American Century VP Fund.

   INVESTMENT OBJECTIVE: To seek long-term capital growth. Income is a secondary objective. The Fund managers look for stocks of companies that they believe are undervalued at the time of purchase, using a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. Under normal market conditions, the Fund managers intend to keep at least 80% of the Fund's assets invested in U.S. equity securities.

DREYFUS VARIABLE INVESTMENT FUND -- Dreyfus Variable Investment Fund ("Dreyfus VIF") is an open-end investment company. Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, serves as investment adviser to the Portfolio.

   DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (SERVICE CLASS). Dreyfus VIF International Value Portfolio (the "Portfolio") is a series of the Dreyfus Variable Investment Fund.

   INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in securities of foreign companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The Portfolio may invest in companies of any size. The Portfolio may also invest in companies located in emerging markets.

INVESCO VARIABLE INVESTMENT FUNDS, INC.-- The INVESCO Variable Investment Funds, Inc. is an open-end investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products..

   INVESCO VIF HEALTH SCIENCES FUND (SERIES I). INVESCO VIF Health Sciences Fund (the "Fund") is a series of the INVESCO Variable Investment Funds, Inc. AIM Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the Fund's investment adviser and INVESCO Institutional (N.A.), Inc., 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, serves as the Fund's sub-adviser.

   INVESTMENT OBJECTIVE: To seek capital growth. The Fund is actively managed and invests primarily in equity securities that INVESCO Institutional believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector.

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York, 10018, serves as investment adviser and manager of the series of the Oppenheimer Variable Account Funds.

   OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (SERVICE CLASS). Oppenheimer Main Street Small Cap Fund (the "Fund") is a series of the Oppenheimer Variable Account Funds.

   INVESTMENT OBJECTIVE: To seek capital appreciation. The Fund invests mainly in common stocks of small-capitalization ("small cap") U.S. companies that OppenheimerFunds, Inc. believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization. These may include "growth" and/or "value" common stocks and other equity securities. The Fund incorporates a blended style of investing combining both growth and value styles. The Fund currently considers an issuer having a market capitalization of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $2.5 billion. Over time, the Fund may change the range of assets it uses to define "small cap" issuers, as market conditions change.

PIMCO VARIABLE INSURANCE TRUST -- The PIMCO Variable Insurance Trust is an open-end investment company. Shares of the PIMCO Variable Insurance Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

   PIMCO VIT ALL ASSET PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO All Asset Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT OBJECTIVE: To seek maximum real return consistent with preservation of real capital and prudent investment management. The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except the Strategic Balanced and All Asset Funds ("Underlying PIMS Funds"). Research Affiliates, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMS Funds. The Fund may invest in any or all of the Underlying PIMS Funds, but will not normally invest in every Underlying PIMS Fund at any particular time. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMS Funds. Instead, when making allocation decisions among the Underlying PIMS Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying PIMS Funds based on its ongoing analyses of the equity, fixed income and commodity markets.

   PIMCO VIT LOW DURATION PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Low Duration Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT OBJECTIVE: To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

   PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Real Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT OBJECTIVE: To seek maximum real return, consistent with preservation of real capital and prudent investment management. The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of March 1, 2003 was 7.80 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE TRUST -- The Rydex Variable Trust is an open-end investment company. Shares of the Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products, as well as for certain pension, profit sharing and other retirement plans. Rydex Global Advisors, 9601 Blackwell Rd., Suite 500 Rockville, Maryland 20850, serves as investment adviser and manager of the portfolios of the Trust.

   RYDEX VT SECTOR ROTATION FUND. Rydex Sector Rotation Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately fifty-nine different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the fund, each industry or sector investment is intended to represent the entire industry or sector. The fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

PROSPECTUS                                               May 1, 2004




--------------------------------------------------------------------------------
VARIFLEX(R) VARIABLE ANNUITY
--------------------------------------------------------------------------------










                                                     ---------------------------
                                                          Important Privacy
                                                           Notice Included

                                                           See Back Cover
                                                     ---------------------------




                                     [SDI LOGO] SECURITY DISTRIBUTORS, INC.
                                                A Member of The Security Benefit
                                                Group of Companies

                          VARIFLEX(R) VARIABLE ANNUITY

               ISSUED BY:                           MAILING ADDRESS:
       SECURITY BENEFIT LIFE                    SECURITY BENEFIT LIFE
         INSURANCE COMPANY                        INSURANCE COMPANY
       ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
       TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
       1-800-888-2461

         This Prospectus describes the Variflex Variable Annuity -- a flexible purchase payment deferred variable annuity contract or single purchase payment immediate variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals and groups as a non-tax qualified retirement plan. The Contract is also available for individuals and groups in connection with a retirement plan qualified under Section 401, 403(b), 408, 408A or 457 of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

         You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of the Company called Variflex, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


-        AIM V.I. Basic Value
-        AIM V.I. Mid Cap Core Equity
-        AIM V.I. Real Estate
-        American Century VP Ultra
-        American Century VP Value
-        Dreyfus VIF International Value
-        INVESCO VIF Health Sciences
-        Oppenheimer Main Street Small Cap Fund
-        PIMCO VIT All Asset
-        PIMCO VIT Low Duration
-        PIMCO VIT Real Return
-        Rydex VT Sector Rotation
-        SBL Equity
-        SBL Large Cap Value
-        SBL Money Market
-        SBL Global
-        SBL Diversified Income
-        SBL Large Cap Growth
-        SBL Enhanced Index
-        SBL Mid Cap Growth
-        SBL Managed Asset Allocation
-        SBL Equity Income
-        SBL High Yield
-        SBL Small Cap Value
-        SBL Social Awareness
-        SBL Mid Cap Value
-        SBL Main Street Growth and Income(R)
-        SBL Small Cap Growth
-        SBL Select 25
-        SBL Alpha Opportunity


         Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value in the Fixed Account is guaranteed by the Company.

         Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

         When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

         You may return a Contract according to the terms of its Free-Look Right. See "Free-Look Right."


         This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 36 of this Prospectus.


         The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

         THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.


DATE: MAY 1, 2004

                                TABLE OF CONTENTS


                                                                  Page

DEFINITIONS....................................................    3

SUMMARY                                                            4
   Purpose of the Contract.....................................    4
   The Separate Account and the Underlying Funds...............    4
   Fixed Account...............................................    4
   Purchase Payments...........................................    4
   Contract Benefits...........................................    4
   Free-Look Right.............................................    4
   Charges and Deductions......................................    4
   Contacting the Company......................................    5

EXPENSE TABLE..................................................    6
   Contract Owner Transaction Expenses.........................    6
   Periodic Expenses...........................................    6
   Example.....................................................    6

CONDENSED FINANCIAL INFORMATION................................    7

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE
UNDERLYING FUNDS...............................................    9
   Security Benefit Life Insurance Company.....................    9
   Published Ratings...........................................    9
   Separate Account............................................   10
   Underlying Funds............................................   10

THE CONTRACT...................................................   11
   General.....................................................   11
   Types of Variflex Contracts.................................   11
   Application for a Contract..................................   11
   Purchase Payments...........................................   11
   Allocation of Purchase Payments.............................   12
   Dollar Cost Averaging Option................................   12
   Asset Reallocation Option...................................   13
   Transfers of Contract Value.................................   13
   Contract Value..............................................   13
   Determination of Contract Value.............................   14
   Full and Partial Withdrawals................................   14
   Systematic Withdrawals......................................   15
   Free-Look Right.............................................   15
   Death Benefit...............................................   15
   Distribution Requirements...................................   16
   Death of the Annuitant......................................   17

CHARGES AND DEDUCTIONS.........................................   17
   Contingent Deferred Sales Charge............................   17
   Withdrawal Charge for Certain Texas Participants............   18
   Waiver of Withdrawal Charge.................................   18
   Mortality and Expense Risk Charge...........................   18
   Administration Charge.......................................   18
   Premium Tax Charge..........................................   19
   Other Charges...............................................   19
   Variations in Charges.......................................   19
   Guarantee of Certain Charges................................   19
   Underlying Fund Expenses....................................   19

ANNUITY PERIOD.................................................   19
   General.....................................................   19
   Annuity Options.............................................   20
   Selection of an Option......................................   21

THE FIXED ACCOUNT..............................................   21
   Interest....................................................   21
   Death Benefit...............................................   22
   Contract Charges............................................   22
   Transfers and Withdrawals from the Fixed Account............   22
   Payments from the Fixed Account.............................   22

MORE ABOUT THE CONTRACT........................................   23
   Ownership...................................................   23
   Designation and Change of Beneficiary.......................   23
   Dividends...................................................   23
   Payments from the Separate Account..........................   23
   Proof of Age and Survival...................................   23
   Misstatements...............................................   23
   Loans.......................................................   23
   Restrictions on Withdrawals from Qualified Plans............   24
   Restrictions Under the Texas
      Optional Retirement Program..............................   25

FEDERAL TAX MATTERS............................................   25
   Introduction................................................   25
   Tax Status of Security Benefit and the Separate Account.....   25
   Income Taxation of Annuities in General -- Non-Qualified
      Plans....................................................   26
   Additional Considerations...................................   27
   Qualified Plans.............................................   28

OTHER INFORMATION..............................................   32
   Voting of Underlying Fund Shares............................   32
   Substitution of Investments.................................   32
   Changes to Comply with Law and Amendments...................   33
   Reports to Owners...........................................   33
   Electronic Exchange Privileges..............................   33
   Legal Proceedings...........................................   33
   Legal Matters...............................................   33

PERFORMANCE INFORMATION........................................   33

ADDITIONAL INFORMATION.........................................   34
   Registration Statement......................................   34
   Financial Statements........................................   34

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION......   35

OBJECTIVES FOR UNDERLYING FUNDS................................   36


APPENDIX A - IRA Disclosure Statement

APPENDIX B - Roth IRA Disclosure Statement

APPENDIX C - Simple IRA Disclosure Statement

YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

DEFINITIONS

         Various terms commonly used in this Prospectus are defined as follows:

         ACCUMULATION PERIOD -- The period commencing on the Contract Date and ending on the Annuity Commencement Date or, if earlier, when you terminate the Contract, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

         ACCUMULATION UNIT -- A unit of measure used to calculate Contract
Value.

         ADMINISTRATIVE OFFICE -- The Annuity Administration Department of Security Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

         ANNUITANT -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

         ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.

         ANNUITY COMMENCEMENT DATE -- The date when annuity payments are to begin.

         ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

         ANNUITY PERIOD -- The period beginning on the Annuity Commencement Date during which annuity payments are made.

         CONTRACT -- Your individual Contract issued to you by the Company or your certificate under a Group Contract.

         CONTRACT DATE -- The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

         CONTRACT DEBT -- The unpaid loan balance including loan interest.

         CONTRACTOWNER OR OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. The term "Contractowner" or "Owner" is used in this Prospectus to refer to the Owner of an individual Contract or Participant under a Group Contract.

         CONTRACT VALUE -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

         CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

         DESIGNATED BENEFICIARY -- The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: The Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate. If you purchased your Contract prior to January 4, 1999, the Designated Beneficiary is the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Annuitant's estate.

         FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

         GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

         GROUP CONTRACT -- A Contract issued to a group in connection with a Qualified Plan or a non-tax qualified retirement plan.

         HOSPITAL -- An institution that is licensed as such by the Joint Commission of Accreditation of Hospitals, or any lawfully operated institution that provides in-patient treatment of sick and injured persons through medical, diagnostic and surgical facilities directed by physicians and 24 hour nursing services.

         PARTICIPANT -- A Participant under a Qualified Plan, a Group Contract or both.

         PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

         QUALIFIED SKILLED NURSING FACILITY -- A facility licensed by the state to provide on a daily basis convalescent or chronic care for in-patients who, by reason of infirmity or illness, are not able to care for themselves.

         SEPARATE ACCOUNT -- Variflex, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

         SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.


         TERMINAL ILLNESS -- An incurable condition that with a degree of medical certainty will result in death within one year.


         UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

         VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

         VARIFLEX CONTRACT-401(k) AND 408(k) -- A version of the Contract offered prior to May 1, 1990, to plans qualified under Section 401(k) or 408(k)(6) of the Internal Revenue Code. The differences between this

Contract and the currently offered versions of the Contract qualifying under
Section 401(k) and 408(k)(6) of the code are noted where appropriate.

         WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charge, a pro rata administration charge, and any uncollected premium taxes.

SUMMARY

         This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and also described in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract or single purchase payment immediate variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

         You may purchase the Contract as a non-tax qualified retirement plan for an individual or group ("Non-Qualified Plan"). You may also purchase the Contract, on a group or individual basis, in connection with a retirement plan qualified under Section 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code of 1986, as amended. These plans are sometimes referred to in this Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. You may allocate all or part of your purchase payments to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your purchase payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least an effective annual rate of 3% (or higher for certain Contracts issued prior to January 4, 1999). See "The Fixed Account."

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated Contract, $25 for a Contract funding a Qualified Plan and $2,500 for a single purchase payment immediate annuity. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. Subsequent purchase payments are not permitted for a single purchase payment immediate annuity. See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

         At any time before the Annuity Commencement Date, you may surrender a Contract for its Withdrawal Value, and you may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59-1/2.

         The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Commencement Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you purchase payments allocated to the Fixed Account plus the Contract Value in the Subaccounts plus any charges deducted from Contract Value in the Subaccounts. The Company will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from purchase payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

         CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a withdrawal charge). The amount of the withdrawal charge depends on the Contract Year in which the withdrawal is made. We will waive the withdrawal charge on the first withdrawal in any Contract Year after the first Contract Year, to the extent that your withdrawal does not exceed the free withdrawal amount. The free withdrawal amount in any Contract Year is 10% of Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit any free withdrawal amount not used on the first withdrawal in a Contract Year. The withdrawal charge does not apply to withdrawals of earnings. The amount of the charge will depend on the Contract Year in which the withdrawal is made, according to the following schedule:

             WITHDRAWAL CHARGE
          -------------------------
                        VARIFLEX
CONTRACT    THE     CONTRACT-401(k)
  YEAR    CONTRACT    AND 408(k)
--------  --------  ---------------
   1         8%           8%
   2         7%           8%
   3         6%           8%
   4         5%           8%
   5         4%           7%
   6         3%           6%
   7         2%           5%
   8         1%           4%
9 and
later        0%           0%


         The amount of the withdrawal charge assessed against your Contract will never exceed 8% of purchase payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds;
(2) certain systematic withdrawals; or (3) annuity options that provide for payments for life, or a period of at least seven years (five years for Contracts issued prior to January 4, 1999). Subject to insurance department approval, the Company will also waive the withdrawal charge on a full or partial withdrawal if the Owner has been diagnosed with a terminal illness, or has been confined to a Hospital or Qualified Skilled Nursing Facility for 90 consecutive days or more.


         A different withdrawal charge schedule applies if your Contract was issued after August 14, 2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher education (as defined in the Texas Education
Code). See "Contingent Deferred Sales Charge."

         MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.2% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

         ADMINISTRATION CHARGE. The Company will deduct from your Contract Value an annual administration charge of $30. The administration charge for the Variflex Contract - 401(k) and 408(k) is the lesser of $30 or 2% of Contract Value. The charge will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among those accounts. The Company does not assess the administration charge against Contract Value which has been applied under Annuity Options 1 through 4, 9 and 10. See "Administration Charge."

         PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to your Contract. This charge will usually be deducted on the Annuity Commencement Date or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

         OTHER EXPENSES. The Company pays the operating expenses of the Separate Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses, see the prospectus for each Underlying Fund.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-888-2461.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract.

Sales Load on Purchase Payments                                                      None

Deferred Sales Charge (as a percentage of amount withdrawn
attributable to Purchase Payments)                                                   8%(1)

Transfer Fee (per transfer)                                                          None

PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.

Annual Contract Fee                                                                  $30(2)

Separate Account Annual Expenses (as a percentage of average Contract Value)

Annual Mortality and Expense Risk Charge                                             1.20%

Total Separate Account Annual Expenses                                               1.20%

1 The amount of the contingent deferred sales charge is determined by reference to the Contract Year in which the withdrawal is made. Withdrawals in the first Contract Year are subject to a charge of 8% declining to 0% in Contract Year 9 and later. The contingent deferred sales charge schedule is different for the Variflex Contract - 401(k) and 408(k) and for a Contract issued to a Participant under a Section 403(b) retirement plan sponsored by an institution of higher education as defined in the Texas Education Code. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

2 The annual administration charge for the Variflex Contract - 401(k) and 408(k) is the lesser of $30 or 2% of Contract Value.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                           MINIMUM         MAXIMUM
                                           -------         -------
Total Annual Underlying
Fund Operating Expenses(1)                  0.59%           2.50%


1 Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

         The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                   1          3         5         10
    VARIFLEX CONTRACT             YEAR      YEARS     YEARS     YEARS
--------------------------       ------     ------    ------    ------
If you surrender your
Contract at the end of the
applicable time period           $1,098     $1,690    $2,293    $3,950

If you do not surrender
your Contract                       372      1,132     1,911     3,950


   VARIFLEX CONTRACT -             1          3         5         10
   401(k) AND 408(k)              YEAR      YEARS     YEARS     YEARS
--------------------------       ------     ------    ------    ------
If you surrender your
Contract at the end of the
applicable time period           $1,098     $1,876    $2,579    $3,950

If you do not surrender
your Contract                       372      1,132     1,911     3,950

CONDENSED FINANCIAL INFORMATION


The following condensed financial information presents accumulation unit values for each of the years in the ten-year period ended December 31, 2003, as well as ending accumulation units outstanding for Qualified and Non-Qualified Contracts under the Subaccounts.



                                      QUALIFIED                                        NON-QUALIFIED
                 ---------------------------------------------------      ----------------------------------------
                                                       ACCUMULATION                                  ACCUMULATION
                                                          UNITS                                          UNITS
                         BEGINNING     END OF         OUTSTANDING AT      BEGINNING      END OF     OUTSTANDING AT
  SUBACCOUNT     YEAR    OF PERIOD     PERIOD         END OF PERIOD       OF PERIOD      PERIOD     END OF PERIOD
---------------  ----    ---------     ------         --------------      ---------      ------     --------------
Equity           2003    $   43.58     $52.39            7,199,724        $   43.56      $52.37       1,418,235
Subaccount       2002        58.11      43.58            8,030,694            58.09       43.56       1,595,994
                 2001        66.40      58.11            9,088,299            66.37       58.09       1,816,980
                 2000        77.04      66.40           10,078,355            77.00       66.37       2,036,358
                 1999        72.11      77.04           12,075,377            72.07       77.00       2,537,119
                 1998        58.19      72.11           11,996,953            58.17       72.07       2,665,560
                 1997        45.76      58.19           11,293,953            45.74       58.17       2,652,767
                 1996        37.75      45.76           10,310,079            37.74       45.74       2,575,426
                 1995        27.94      37.75            9,203,332            27.92       37.74       2,306,163
                 1994        28.75      27.94            7,723,910            28.74       27.92       1,578,797

Large Cap Value  2003        40.08      51.00            6,010,035            40.04       50.96       1,269,521
Subaccount       2002        53.47      40.08            6,503,506            53.43       40.04       1,491,376
                 2001        57.34      53.47            7,427,804            57.29       53.43       1,741,418
                 2000        62.24      57.34            8,480,619            62.18       57.29       2,055,288
                 1999        61.86      62.24           12,276,284            61.81       62.18       2,867,661
                 1998        58.22      61.86           14,055,295            58.17       61.81       3,323,526
                 1997        46.58      58.22           15,086,547            46.54       58.17       3,653,913
                 1996        39.88      46.58           15,264,292            39.84       46.54       3,721,884
                 1995(b)     31.03      39.88           14,963,215            31.00       39.84       3,669,299
                 1994        32.37      31.03           14,312,801            32.34       31.00       3,515,364

Money Market     2003        21.87      21.73            1,200,641            21.87       21.73         654,942
Subaccount       2002        21.87      21.87            1,855,254            21.87       21.87         812,347
                 2001        21.34      21.87            2,359,410            21.34       21.87       1,092,929
                 2000        20.38      21.34            2,127,226            20.38       21.34       1,281,580
                 1999        19.71      20.38            3,379,114            19.71       20.38       1,790,781
                 1998        18.97      19.71            3,068,671            18.98       19.71       1,314,658
                 1997        18.26      18.97            2,479,744            18.26       18.98       1,089,550
                 1996        17.59      18.26            3,252,140            17.59       18.26       1,681,230
                 1995        16.89      17.59            2,989,809            16.89       17.59       1,469,153
                 1994        16.48      16.89            3,578,026            16.48       16.89       2,475,349

Global           2003        18.62      26.39           10,424,361            18.62       26.39       2,079,264
Subaccount       2002        24.38      18.62           10,933,028            24.38       18.62       2,357,360
                 2001        28.12      24.38           11,806,980            28.12       24.38       2,685,983
                 2000        27.49      28.12           13,345,698            27.49       28.12       3,288,694
                 1999        18.11      27.49           12,753,536            18.11       27.49       3,373,269
                 1998        15.26      18.11           12,848,790            15.26       18.11       3,724,722
                 1997        14.51      15.26           12,804,601            14.51       15.26       3,730,734
                 1996        12.51      14.51           11,881,450            12.51       14.51       3,484,411
                 1995        11.42      12.51           10,236,349            11.42       12.51       3,140,486
                 1994        11.25      11.42            9,361,197            11.25       11.42       2,803,304

Diversified      2003        29.34      29.91            2,316,329            29.31       29.89         784,884
Income           2002        27.17      29.34            3,024,466            27.15       29.31       1,017,325
Subaccount       2001        25.66      27.17            2,412,919            25.64       27.15         896,039
                 2000        23.92      25.66            2,354,855            23.90       25.64       1,003,346
                 1999        25.16      23.92            3,698,583            25.14       23.90       1,121,142
                 1998        23.58      25.16            3,419,362            23.56       25.14       1,321,999
                 1997        21.69      23.58            3,446,850            21.67       23.56       1,535,471
                 1996        22.11      21.69            3,673,833            22.09       21.67       1,377,342
                 1995        18.87      22.11            3,912,046            18.85       22.09       1,325,159
                 1994        20.52      18.87            3,891,426            20.50       18.85       1,392,830

                                      QUALIFIED                                        NON-QUALIFIED
                 ---------------------------------------------------      ----------------------------------------
                                                       ACCUMULATION                                  ACCUMULATION
                                                          UNITS                                          UNITS
                         BEGINNING     END OF         OUTSTANDING AT      BEGINNING      END OF     OUTSTANDING AT
  SUBACCOUNT     YEAR    OF PERIOD     PERIOD         END OF PERIOD       OF PERIOD      PERIOD     END OF PERIOD
---------------  ----    ---------     ------         --------------      ---------      ------     --------------
Large Cap Growth 2003    $    4.76     $ 5.84            3,207,587        $    4.76      $ 5.84         741,035
Subaccount       2002         6.61       4.76            2,576,238             6.61        4.76         668,076
                 2001         7.91       6.61              808,629             7.91        6.61         222,143
                 2000(d)     10.00       7.91               24,399            10.00        7.91         673,725

Enhanced Index   2003         6.47       8.16            2,060,281             6.47        8.16         291,692
Subaccount       2002         8.50       6.47            2,027,920             8.50        6.47         311,638
                 2001         9.88       8.50            1,925,639             9.88        8.50         302,681
                 2000        11.14       9.88               53,493            11.14        9.88       2,181,834
                 1999(c)     10.00      11.14              564,455            10.00       11.14         148,669

Mid Cap Growth   2003        26.92      41.57            6,923,798            26.90       41.55       1,664,818
Subaccount       2002        38.63      26.92            7,046,647            38.62       26.90       1,677,907
                 2001        45.95      38.63            7,902,865            45.93       38.62       1,933,000
                 2000        39.83      45.95            9,476,967            39.81       45.93       1,270,378
                 1999        24.90      39.83            6,970,985            24.89       39.81       1,930,663
                 1998        21.37      24.91            6,781,176            21.36       24.89       2,140,621
                 1997        18.03      21.37            6,738,379            18.03       21.36       2,019,008
                 1996        15.46      18.03            5,563,881            15.46       18.03       1,559,302
                 1995        13.10      15.46            4,387,739            13.09       15.46       1,248,987
                 1994        13.97      13.10            3,947,047            13.96       13.09       1,211,099

Managed Asset    2003        14.45      17.69            2,260,086            14.45       17.69         585,200
Allocation       2002        16.18      14.45            2,075,682            16.18       14.45         579,533
Subaccount       2001        17.25      16.18            2,258,069            17.25       16.18         654,507
                 2000        17.63      17.25            1,990,484            17.63       17.25         687,389
                 1999        16.26      17.63            2,289,208            16.26       17.63         742,405
                 1998        13.89      16.26            1,950,323            13.89       16.26         739,827
                 1997        11.87      13.89            1,057,271            11.87       13.89         459,560
                 1996        10.66      11.87              626,179            10.66       11.87         374,276
                 1995(a)     10.00      10.66              295,053            10.00       10.66         226,555

Equity Income    2003        18.32      22.67            4,668,349            18.32       22.67         871,490
Subaccount       2002        21.42      18.32            4,690,891            21.42       18.32         970,790
                 2001        21.40      21.42            4,369,075            21.39       21.42       1,080,433
                 2000        19.19      21.40            4,034,469            19.18       21.39       1,046,838
                 1999        18.83      19.19            5,492,102            18.83       19.18       1,379,765
                 1998        17.49      18.83            5,369,499            17.48       18.83       1,427,599
                 1997        13.78      17.49            4,135,375            13.78       17.48       1,257,818
                 1996        11.62      13.78            2,016,966            11.62       13.78         710,206
                 1995(a)     10.00      11.62              604,325            10.00       11.62         234,242

High Yield       2003        12.38      14.88            1,476,469            12.38       14.88         385,971
Subaccount       2002        12.48      12.38              910,926            12.48       12.38         332,234
                 2001        12.09      12.48              509,774            12.09       12.48         172,694
                 2000        12.43      12.09                2,576            12.43       12.09         301,772
                 1999        12.43      12.43               89,145            12.43       12.43          95,775

Small Cap Value  2003        11.82      17.62            2,417,300            11.82       17.62         564,964
Subaccount       2002        12.86      11.82            2,232,909            12.86       11.82         600,051
                 2001        10.65      12.86            2,165,394            10.65       12.86         601,352
                 2000(d)     10.00      10.65               22,150            10.00       10.65         231,015

Social Awareness 2003        19.47      23.84            3,232,680            19.47       23.85         760,899
Subaccount       2002        25.24      19.47            3,543,469            25.25       19.47         875,383
                 2001        29.38      25.24            3,950,615            29.41       25.25         992,868
                 2000        34.16      29.38            4,339,513            34.17       29.41       1,167,835
                 1999        29.50      34.16            4,298,149            29.51       34.17       1,188,307
                 1998        22.72      29.50            3,152,738            22.73       29.51       1,036,280
                 1997        18.75      22.72            2,531,119            18.75       22.73         904,831
                 1996        15.97      18.75            2,083,090            15.98       18.75         746,852
                 1995        12.65      15.97            1,615,845            12.66       15.98         612,235
                 1994        13.31      12.65            1,344,063            13.31       12.66         543,287

                                         QUALIFIED                                        NON-QUALIFIED
                    ---------------------------------------------------      ----------------------------------------
                                                          ACCUMULATION                                  ACCUMULATION
                                                             UNITS                                          UNITS
                            BEGINNING     END OF         OUTSTANDING AT      BEGINNING      END OF     OUTSTANDING AT
  SUBACCOUNT        YEAR    OF PERIOD     PERIOD         END OF PERIOD       OF PERIOD      PERIOD     END OF PERIOD
---------------     ----    ---------     ------         --------------      ---------      ------     --------------
Mid Cap Value       2003       $21.71     $33.09            3,407,524        $   21.71      $33.09         628,784
Subaccount          2002        25.58      21.71            3,331,497            25.58       21.71         658,746
                    2001        23.29      25.58            3,062,821            23.29       25.58         703,426
                    2000        17.62      23.29               97,916            17.62       23.29       2,518,107
                    1999        14.89      17.62              577,404            14.89       17.62         189,495

Main Street Growth  2003         6.34       7.91            2,639,711             6.34        7.91         460,928
and Income(R)       2002         7.95       6.34            2,277,964             7.95        6.34         444,894
Subaccount          2001         8.95       7.95            1,812,239             8.95        7.95         426,747
                    2000(d)     10.00       8.95               28,963            10.00        8.95       1,268,805

Small Cap Growth    2003         9.08      14.04            3,509,748             9.08       14.04         767,802
Subaccount          2002        12.52       9.08            2,939,063            12.52        9.08         511,397
                    2001        17.57      12.52            3,216,970            17.57       12.52         806,870
                    2000        19.48      17.57               65,591            19.48       17.57       4,570,554
                    1999        10.31      19.48              992,293            10.31       19.48         319,874

Select 25           2003         6.56       7.64            2,358,348             6.56        7.64         485,699
Subaccount          2002         9.05       6.56            2,751,794             9.05        6.56         532,878
                    2001        10.17       9.05            2,961,348            10.17        9.05         609,728
                    2000        12.24      10.17               34,746            12.24       10.17       4,097,819
                    1999(c)     10.00      12.24            1,226,865            10.00       12.24         318,343


(a) Managed Asset Allocation and Equity Income Subaccounts were first publicly offered on June 1, 1995.

(b) Effective June 1, 1995, the investment objective of Large Cap Value Subaccount was changed from seeking to provide income with secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income and on January 2, 2001 the investment objective was changed to seeking long-term growth of capital.

(c) Accumulation unit values for Enhanced Index and Select 25 Subaccounts are for the period May 3, 1999 (the date first publicly offered) to December 31, 1999.

(d) Accumulation unit values for Large Cap Growth, Small Cap Value and Main Street Growth and Income(R) Subaccounts are for the period May 1, 2000 (the date first publicly offered) to December 31, 2000.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

         On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


         The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2003, the Company had total assets of approximately $10.4 billion. Together with its subsidiaries, the Company has total funds under management of approximately $12.5 billion.



         The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker/dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate

Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contracts so provide. The Contract contains such a provision. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contracts. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

         The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles.

         The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

         Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.

         Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

         A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

         Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.


         The Company has entered into agreements with the Underlying Funds and/or certain service providers to the Underlying Funds, such as an underwriter and/or investment adviser. Under these agreements, the Company or SDI the underwriter of the Contract, is compensated for providing various services to Owners of the Contract and/or to the Underlying Funds. The compensation received by the Company or SDI may come from the Underlying Fund, including amounts paid under a Rule 12b-1 Plan adopted by the Underlying Fund, or from one of the Underlying Fund's service providers.


         The services provided by the Company and/or SDI include, but are not limited to, the following: (i) Administrative/Sub-Transfer Agency services, such as maintaining separate records of each Contract Owner's investment in the Underlying Funds, disbursing or crediting to Contract Owners the proceeds of redemptions of Underlying Funds and providing account statements to Contract Owners showing their beneficial investment in the Underlying Funds; (ii) Shareholder Services, such as providing information regarding Underlying Funds to Contract Owners, maintaining a call center to facilitate answering Contract Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying Funds on behalf of Contract Owners; and (iii) Distribution Services, such as distributing prospectuses for the Underlying Funds to prospective Contract Owners, training of sales personnel and such other distribution related services as an Underlying Fund may reasonably request. For providing Administrative/Sub-Transfer Agency services and/or Shareholder Services, the compensation which the Company receives varies based on the services being provided, but is generally between 0.15% to 0.50% of the average net assets of the Contract invested in the Underlying Fund. For providing Distribution Services, the compensation which SDI receives is generally not expected to exceed 0.25% of the average net assets of the Contract invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. It is also available as a single purchase payment immediate variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that you assume the risk of investment gain or loss under the Contract rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Commencement Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

         The Contract is available for purchase by an individual or group as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) pension, profit-sharing and 401(k) plans established by an employer for the benefit of its employees under Section 401, including self-employed individuals' retirement plans (sometimes called HR-10 and Keogh plans), (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employees pension plan, (3) SIMPLE IRA plans established under Section 408, (4) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

TYPES OF VARIFLEX CONTRACTS -- Different types of the Contract are offered by the Company through this Prospectus. The types of the Contract vary in the amount and timing of the minimum purchase payments, and in various other respects. The different types of the Contract are described below:

         SINGLE PURCHASE PAYMENT IMMEDIATE ANNUITY. This type of Contract is used for an individual where a single purchase payment has been allocated to provide for annuity payments to commence immediately.

         FLEXIBLE PURCHASE PAYMENT DEFERRED ANNUITY. This type of Contract is used for an individual where periodic purchase payments will be made with annuity payments to commence at a later date.

         GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED ANNUITY CONTRACT. This type of Contract is used when purchase payments under group plans are to be accumulated until the retirement date of each Participant. Under a Group Allocated Contract, Contract Value is established for each Participant for whom payments are being made and the benefit at retirement will be determined by your Contract Value at that time.

         Under a Group Unallocated Contract, the purchase payments are not allocated to the individual Participants but are credited to the Contractowner's account. When a Participant becomes entitled to receive payments under the provisions of the Plan, the appropriate amount of Contract Value may be withdrawn by the Contractowner to provide the Participant with an annuity.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

         The maximum age of an Owner or Annuitant for which a Contract will be issued is age 80 (age 75 for Contracts issued in Florida). If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated Contract, $25 for a Contract funding a Qualified Plan and $2,500 for single purchase payment immediate annuity. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. The Company does not permit subsequent purchase payments for a single purchase payment immediate annuity. Total purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

         The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by the Company. If The Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

         The Company will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office. Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Commencement Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25 per payment being allocated to any one Subaccount or the Fixed Account. The allocations must be a whole dollar or whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

         You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the Telephone Transfer section of the application or the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Commencement Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

         An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time.

         After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The minimum amount that you may transfer each month or quarter to any one Subaccount is $25. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not currently subject to any transfer charges.

         You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the

Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time.

         You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Commencement Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period. Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

         To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset
Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

         Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. If you are a participant in a group Contract qualified under Internal Revenue Code
Section 401, the Asset Reallocation Request will be effective on the first Valuation Date of the calendar quarter following the receipt of the request. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not currently subject to any transfer charges.

         You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time.

         Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity Commencement Date, you may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Telephone Transfer section of the application or proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

         You may also transfer Contract Value from the Subaccounts to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

         The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers to 14 in a Contract Year. Also, the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities are disruptive to the Underlying Funds in which the Subaccounts invest. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds, the Company may, among other things, restrict the availability of telephone transfers or other electronic transfers and may require that you submit transfer requests in writing via regular U.S. mail. The Company reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. Also, certain of the Underlying Funds may have in place limits on the number of transfers permitted in a Contract Year, which limits are more restrictive than 14 per Contract Year.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

         On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

         Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount as of the end of the Valuation Period in which the purchase payment is credited.

         In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the affected Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time. Transactions received after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

         The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

         The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Commencement Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office. A proper Withdrawal Request form must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

         The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge, a pro rata administration charge and any uncollected premium taxes.

         The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

         A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable withdrawal charge and premium tax. If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. For Contracts issued prior to January 4, 1999, if your withdrawal exceeds 90% of Contract Value, the Company may elect to treat your withdrawal as a full withdrawal.

         The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Contractowner's instructions to the Company. If a Contractowner does not specify the allocation, the Company will deduct the withdrawal in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

         A full or partial withdrawal, including a systematic withdrawal, may be subject to a withdrawal charge if a withdrawal is made during the first eight Contract Years and may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. The Company may deduct a pro rata administration charge upon a full withdrawal. See "Contingent Deferred Sales Charge," "Administration Charge," and "Premium Tax Charge."

         A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59-1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 401(a), 403, 408 or 457 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Commencement Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time after the first Contract Year, or during the first Contract Year, if Contract Value is $40,000 or more at the time of election. A Contractowner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. A Contractowner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Contractowner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

         Each systematic withdrawal must be at least $25. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

         The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from the Contractowner's Contract Value in the Subaccounts and the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

         Systematic withdrawals generally are subject to any applicable withdrawal charges. Systematic withdrawals may be made without a withdrawal charge provided that you have not made a free withdrawal during the Contract Year and your systematic withdrawals do not exceed an amount determined as follows: 10% of Contract Value as of the Valuation Date the first systematic withdrawal request is received during the Contract Year. Systematic withdrawals that exceed this amount are subject to any applicable withdrawal charge.

         The Company may, at any time, discontinue, modify, or suspend systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59-1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. The Company will then deem void the returned Contract and will refund to you any purchase payments allocated to the Fixed Account plus the Contract Value in the Subaccounts as of the end of the Valuation Period during which the returned Contract is received by the Company. The Company will refund purchase payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- If the Owner (or Annuitant if you purchased your Contract prior to January 4, 1999) dies prior to the Annuity Commencement Date, the Company will pay the death benefit proceeds to the Designated Beneficiary upon receipt of due proof of the Owner's (or if applicable, the Annuitant's) death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner prior to the Annuity Commencement Date and instructions regarding payment.

         If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Commencement Date and instructions regarding payment. Additionally, if the Owner is not a natural person, the amount of the death benefit will be based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

         The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt and any uncollected premium tax. If an Owner (or if applicable, the Annuitant) dies during the Accumulation Period and the age of each Owner (or Annuitant) was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:

- The sum of all Purchase Payments, less any reductions caused by previous withdrawals,

- The Contract Value on the date due proof of death and instructions regarding payment are received by the Company, or

-        The stepped-up death benefit.

The stepped-up death benefit is:

- The largest death benefit on any Contract anniversary that is an exact multiple of six and occurs prior to the oldest Owner (or if applicable, the Annuitant) attaining age 76, plus

- Any Purchase Payments made since the applicable Contract anniversary, less

-        Any withdrawals since the applicable anniversary.

For Contracts in effect for six Contract Years or more as of May 1, 1991, the Contract anniversary immediately preceding May 1, 1991, is deemed to be the sixth Contract anniversary for purposes of determining the stepped-up death benefit.

         If an Owner (or if applicable, an Annuitant) dies during the Accumulation Period and the age of any Owner (or Annuitant) was 76 or greater on the date the Contract was issued, the death benefit will be the greater of:

- The Contract Value on the date due proof of death and instructions regarding payment are received by the Company at its Administrative Office, or

-        Total purchase payments reduced by any partial withdrawals.


         The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.



         DEATH BENEFIT FOR CERTAIN FLORIDA RESIDENTS. If you were a resident of Florida and purchased your Contract prior to January 4, 1999, your death benefit is as follows. If the Annuitant is 75 or younger as of the date of his or her death, the death benefit is the greatest of: (1) the sum of all purchase payments reduced by any partial withdrawals; (2) the Contract Value as of the date due proof of death and instructions regarding payment are received by the Company at its Administrative Office; or (3) the largest Contract Value on any Contract anniversary that is an exact multiple of six, plus any purchase payments applied since that anniversary, less any partial withdrawals since that anniversary. If the Annuitant is 76 or older as of the date of his or her death, the death benefit is the Contract Value as of the date due proof of death and instructions regarding payment are received by the Company at its Administrative Office, less any applicable withdrawal charge. The Company currently waives the withdrawal charge applicable to the death benefit.


         DEATH BENEFIT FOR GROUP UNALLOCATED CONTRACTS. The death benefit under a group unallocated contract is determined by reference to the terms of the Qualified Plan. The Contractowner must inform the Company of the amount of the death benefit, and its payment will be treated as a partial withdrawal. The Company will not impose a withdrawal charge upon such a withdrawal and it will not be considered a free withdrawal under the Contract.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with Non-Qualified Plans, the federal tax laws require that the Company pay a death benefit upon the death of the Owner, and the Company will do so under all Contracts, including those issued prior to January 4, 1999. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Commencement Date or receive the death benefit proceeds.

         For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

         For Contracts issued in connection with Qualified Plans, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- For Contracts issued currently, if the Annuitant dies prior to the Annuity Commencement Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Commencement Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See "Death Benefit" for a discussion of the death benefit in the event of the Annuitant's death for Contracts issued prior to January 4, 1999.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from purchase payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending upon the Contract Year in which the withdrawal is made.

         The Company will waive the withdrawal charge on the first withdrawal in any Contract Year after the first Contract Year, to the extent that such withdrawal does not exceed the Free Withdrawal amount. The Free Withdrawal amount in any Contract Year is equal to 10% of Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit any Free Withdrawal amount not used on the first withdrawal in a Contract Year. The withdrawal charge generally applies to the amount of any withdrawal that exceeds the Free Withdrawal amount.

         If your Contract is funding a charitable remainder trust, the free withdrawal is available beginning in the first Contract Year, and you may make periodic free withdrawals provided that the total free withdrawals in any Contract Year do not exceed the Free Withdrawal amount discussed above.

         For Group Unallocated Contracts, the free withdrawal is available after the first Contract Year. The first withdrawal in each calendar month under such a Contract is free to the extent that total free withdrawals in any Contract Year do not exceed 10% of Contract Value as of the beginning of that Contract Year.

         The withdrawal charge does not apply to withdrawals of earnings. For the purpose of determining any withdrawal charge, the Company deems any withdrawals that are subject to the withdrawal charge to be made first from purchase payments and then from earnings. Free Withdrawal amounts do not reduce purchase payments for the purpose of determining future withdrawal charges. The amount of the charge will depend on the Contract Year in which the withdrawal is made according to the following schedule:

               WITHDRAWAL CHARGE
          ----------------------------
CONTRACT     THE    VARIFLEX CONTRACT-
  YEAR    CONTRACT  401(k) AND 408(k)
--------  --------  ------------------
   1         8%           8%
   2         7%           8%
   3         6%           8%
   4         5%           8%
   5         4%           7%
   6         3%           6%
   7         2%           5%
   8         1%           4%
9 and
later        0%           0%

         In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 8% of purchase payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least 7 years (5 years if you purchased your Contract prior to January 4, 1999). Subject to insurance department approval, the withdrawal charge also will be waived on a full or partial withdrawal if the Owner has been confined to a hospital or qualified skilled nursing facility for 90 consecutive days or more. See "Waiver of Withdrawal Charge." The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

         The Company pays sales commissions to broker-dealers and other expenses associated with the promotion and sales of the Contracts. The withdrawal charge is designed to reimburse the Company for these costs, although it is expected that actual expenses will be greater than the amount of the charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk. Broker-dealers may receive aggregate commissions of up to 6% of aggregate purchase payments and an annual trail commission of up to 0.25% of Contract Value. The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition, registered representatives may be eligible, under programs adopted by the Company to receive non-cash compensation such as expense-paid due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

WITHDRAWAL CHARGE FOR CERTAIN TEXAS PARTICIPANTS -- Notwithstanding the withdrawal charges set forth above, if your Contract was issued after August 14, 2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher education (as defined in the Texas Education Code), your withdrawal charge schedule is as follows:

CONTRACT YEAR       WITHDRAWAL CHARGE
-------------       -----------------
      1                    7%
      2                    7%
      3                    6%
      4                    5%
      5                    4%
      6                    3%
      7                    2%
 8 and later               0%


WAIVER OF WITHDRAWAL CHARGE -- The Company will waive the withdrawal charge in the event of confinement to a hospital or nursing facility, or diagnosis of a terminal illness, as discussed below, provided the following conditions are met:
(1) the Contractowner has been confined to a "hospital" or "qualified skilled nursing facility" (as defined on page 3) for at least 90 consecutive days prior to the date of the withdrawal; (2) the Contractowner is so confined when the Company receives the waiver request and became so confined after the date the Contract was issued; and (3) the request for waiver submitted to the Company is accompanied by a properly completed claim form which may be obtained from the Company and a written physician's statement acceptable to the Company certifying that such confinement is a medical necessity and is due to illness or infirmity.



         The Company will waive the surrender charge due to terminal illness provided the following conditions are met: (1) the Contractowner has been diagnosed by a licensed physician with a "terminal illness" (as defined on page
5); (2) such illness was first diagnosed after the Contract was issued; and (3) a request for waiver is submitted to the Company accompanied by a properly completed claim form that may be obtained from the Company and a written statement by a licensed physician certifying that the Owner has been diagnosed with a terminal illness and the date such diagnosis was first made.



         The Company reserves the right to have the Contractowner examined by a physician of its choice and at its expense to determine if the Contractowner is eligible for a waiver. The waiver is not available in certain states pending department of insurance approval. If the waiver is later approved by the insurance department of a state, the Company intends to make the waiver available to all Contractowners in that state at that time, but there can be no assurance that the waiver will be approved. The terminal illness waiver is not available to Contractholders residing in New Jersey. Prospective Contractowners should contact their agent concerning availability of the waiver in their state.


MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 1.2% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

         The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

         The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. the Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.

ADMINISTRATION CHARGE -- The Company will deduct from your Contract Value an administration charge of $30 (or if less, 2% of Contract Value for the Variflex Contract - 401(k) and 408(k)). The administration charge is not assessed against Contract Value that has been applied under Annuity Options 1 through 4, 9 and
10. The Company deducts the administration charge annually, but will waive the charge if your Contract Value is $25,000 or more, and your Contract has been in force eight or more years, as of that date. The Company will deduct the administration charge from your Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts.

         The Company will deduct a pro rata administration charge upon:

-        A full withdrawal of Contract Value

-        Payment of a death benefit

- The Annuity Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected

- The first deduction of the administration charge if the Contract has been in force for less than a full calendar year

The purpose of this charge is to reimburse the Company for the expenses associated with administration of the Contract. The Company does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance companies on annuity contracts. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company generally deducts this charge upon the Annuity Commencement Date or upon full or partial withdrawal if a premium tax was incurred and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied to a Non-Qualified Plan. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and administration charge for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement. The Company may also reduce or waive the contingent deferred sales charge and administration charge on Contracts sold to directors, officers and bona fide full-time employees of the Company and its affiliated companies; the spouses, grandparents, parents, children, grandchildren and sibling of such directors, officers and employees and their spouses; and salespersons (and their spouses and minor children) who are licensed with the Company to sell variable annuities.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.2% of each Subaccount's average daily net assets and the administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity Commencement Date at the time of application. If you purchase a single purchase payment immediate annuity, your annuity payments will commence immediately. Otherwise, your Annuity Commencement Date may not be prior to the third annual Contract Anniversary (ninth annual Contract Anniversary for Contracts issued in Oregon after August 31, 1999) and may not be deferred beyond the Annuitant's 95th birthday (90th birthday for Contracts issued prior to January 4, 1999). The terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Commencement Date, the Annuity Commencement Date will be the later of the Annuitant's 65th birthday or the tenth annual Contract Anniversary. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Commencement Date.

         On the Annuity Commencement Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms -- either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Commencement Date, reduced by any applicable premium taxes, any outstanding Contract Debt, and for Options 1 through 4, 9 and 10, a pro rata administration charge.

         The Contracts provide for several Annuity Options. The Company may make other Annuity Options available upon request. Although Options 1 through 10 may not be described, or are numbered differently, in some Contracts, the Company makes these Options available to all Contractowners, except that Option 9 is not available under certain forms of the Contract. Annuity payments under Annuity Options 1 through 4, 9 and 10 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 10, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Commencement Date and your gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 through 8 as described below, annuity payments are based upon Contract Value without regard to annuity rates. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.

         Annuity Options 1 through 4 and 10 provide for annuity payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

         You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $50 ($25 for Contracts issued prior to January 4,1999). If the frequency of payments selected would result in payments of less than $50 (or $25 if applicable), the Company reserves the right to change the frequency.

         You may designate or change an Annuity Commencement Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Commencement Date set forth in the Contract. The date selected as the new Annuity Commencement Date must be at least 30 days after the date written notice requesting a change of Annuity Commencement Date is received at the Company's Administrative Office.

         Once annuity payments have commenced under Annuity Options 1 through 4 and 10, an Annuitant or Owner cannot change the Annuity Option and cannot surrender his or her annuity and receive a lump sum settlement in lieu thereof. Under Annuity Options 5 through 8, full or partial withdrawals may be made after the Annuity Commencement Date, subject to any applicable withdrawal charge. The Contract specifies annuity tables for Annuity Options 1 through 4, 9 and 10, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

         OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

         OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

         OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first annuity payment, annuity payments will continue to the Designated Beneficiary until that number of payments has been made.

         OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

         OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner, with the guarantee that, if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

         OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

         OPTION 7 -- DEPOSIT OPTION. The amount due under the Contract on the Annuity Commencement Date may be left on deposit with the Company in its General Account with interest at the rate of not less than 2% per year. Interest will be paid annually, semiannually, quarterly or monthly as you elect. This Option is not available under Contracts used in connection with Qualified Plans.

         OPTION 8 -- AGE RECALCULATION. Periodic annuity payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and his or her beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Contract Value is exhausted. Upon the Annuitant's death, any Contract Value will be paid to the Designated Beneficiary.

         OPTION 9 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period which may be 5, 10, 15, or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

         OPTION 10 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

         VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 9 and 10 are based on an "assumed interest rate" of 3-1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax advisers. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70-1/2. In addition, under Qualified Plans, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70-1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. For Non-Qualified Plans, the Company does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday (90th birthday for Contracts issued prior to January 4, 1999).

THE FIXED ACCOUNT

         You may allocate all or a portion of your purchase payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

         Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed

Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Fixed Account. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time.

         Contract Value allocated or transferred to the Fixed Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

         For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, withdrawals, loans or transfers from the Fixed Account will be deemed to be taken from purchase payments and Contract Value allocated to the Fixed Account on a first in, first out basis. Any interest attributable to such amounts shall be deemed to be taken before the amount of the purchase payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion of the Fixed Account options below. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes, withdrawal charges and the administration charge will be the same for Contractowners who allocate purchase payments or transfer Contract Value to the Fixed Account as for those who allocate purchase payments or transfer Contract Value to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are limited in a Contract Year to not more than the greatest of:

1.       $5,000,

2. one-third of the Contract Value allocated to the Fixed Account at the time of the first transfer from the Fixed Account in the Contract Year, or

3. 120% of the amount transferred from the Fixed Account during the previous Contract Year.

The Company reserves the right for a period of time to allow transfers from the Fixed Account in amounts that exceed the limits set forth above ("Waiver Period"). In any Contract Year following such a Waiver Period, the total dollar amount that may be transferred from the Fixed Account is the greatest of: (1) above; (2) above; or (3) 120% of the lesser of: (i) the dollar amount transferred from the Fixed Account in the previous Contract Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

         The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value allocated to the Fixed Account. Transfer of Contract Value pursuant to the Asset Reallocation Option is not currently subject to any minimums. The minimum transfer under the Dollar Cost Averaging Option is $25. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers and to limit the amount that may be subject to transfer.

         You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Contractowners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in proper form is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows, subject to any limitations under your Qualified Plan. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

         JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner (or if applicable, the Annuitant) during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint
Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. If you purchased your Contract prior to January 4, 1999, the Designated Beneficiary is the first person on the following list who is alive on the date of death of the Annuitant: the Primary Beneficiary, the Secondary Beneficiary or if none of the above are alive, the Annuitant's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. Careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date the form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

         Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received at the Company's Administrative Office. However, the Company can postpone the calculation or payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the NYSE is closed other than customary weekend and holiday closings,

- During which trading on the NYSE is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken prior to the Annuity Commencement Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or

$10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

         When an eligible contractowner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account." Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

         Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be 5% (5.5% if your Contract was issued prior to January 4, 1999). Because the Contract Value maintained in the Loan Account (which will earn 3%) will always be equal in amount to the outstanding loan balance, the net cost of a loan is 2%.

         Loans must be repaid within five years, unless the loan is to be used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

         If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your total outstanding loan balance will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service ("IRS"). The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. Once a loan has gone into default, regularly scheduled payments will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59-1/2. The Contract will be automatically terminated if the outstanding loan balance on a loan in default equals or exceeds the Withdrawal Value. The proceeds from the Contract will be used to repay the debt and any applicable withdrawal charge. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

         While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

         In the event that you elect to exchange your Contract for a contract of another company, you need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

         You should consult with your tax adviser on the effect of a loan.

         Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Contractowners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59-1/2. See the discussion under "Tax Penalties."

         Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to your contributions made after December 31, 1988 under a salary reduction agreement begin only after you (i) reach age 59-1/2, (ii) have a severance from employment, (iii) die, (iv) become disabled, or (v) incur a hardship. Furthermore, we may not distribute to you on account of hardship gains accrued after December 31, 1988 attributable to such contributions. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship distribution.

         If you own a Contract purchased as a Section 403(b) tax-sheltered annuity contract, you will not be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to your contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to your December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. You may be able to transfer your Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of
Section 403(b) that are available under your employer's Section 403(b) arrangement.

         The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals and groups as a non-tax qualified retirement plan and for individuals and groups which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

         GENERAL. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

         CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

         Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

         DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

         In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contractowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

         The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating purchase payments and Contract Values. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL -- NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

         SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY COMMENCEMENT DATE. Code
Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Commencement Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

         SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY COMMENCEMENT DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

         For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

         PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59-1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancy) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

         If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or
(b) before the taxpayer reaches age 59-1/2.

ADDITIONAL CONSIDERATIONS --

         DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Commencement Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

         Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

         GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Commencement Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

         CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

         MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

         In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Commencement
Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

         POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

         TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, payee or other beneficiary who is not also the Owner, the selection of certain Annuity Commencement Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 401, 403(b), 408, 408(A) or 457 of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

         The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

         The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

         The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

         SECTION 401. Code Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing and 401(k) plans) for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees and therefore eligible to participate in such plans. Retirement plans established in accordance with Section 401 may permit the purchase of Contracts to provide benefits thereunder.

         In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting; (ii) not discriminate in favor of "highly compensated" employees; (iii) provide contributions or benefits that do not exceed certain limitations; (iv) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(v) provide for distributions that comply with certain minimum distribution requirements; (vi) provide for certain spousal survivor benefits; and (vii) comply with numerous other qualification requirements.

         A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are normally not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

         Each employee's interest in a retirement plan qualified under Code
Section 401 must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70-1/2 or retires ("required beginning date"). The required beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains age 70-1/2. Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

         If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed to a designated beneficiary before the close of the calendar year following the year of the employee's death and be made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70-1/2. If there is no designated beneficiary, or if delayed distributions are elected by the Beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

         Annuity payments distributed from a retirement plan qualified under Code Section 401 are taxable under Section 72 of the Code. Section 72 provides that the portion of each payment attributable to contributions that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment. The portion so excluded is determined by dividing the employee's investment in the plan by (1) the number of anticipated payments determined under a table set forth in Section 72 of the Code or (2) in the case of a contract calling for installment payments, the number of monthly annuity payments under such contract. The portion of each payment in excess of the exclusion amount is taxable as ordinary income. Once the employee's investment has been recovered, the full annuity payment will be taxable. If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction on his final return. If the employee made no contributions that were taxable when made, the full amount of each annuity payment is taxable to him as ordinary income.

         A "lump-sum" distribution from a retirement plan qualified under Code
Section 401 may be eligible for favorable tax treatment by certain individuals. A "lump-sum" distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii) after the employee attains age 59-1/2, (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become disabled (in the case of a self-employed person only).

         As a general rule, a lump-sum distribution is fully taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free. However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

         Distributions from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

         SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

         Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Section 403(b) annuities are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code. See "Section 401."

         A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

         Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

         A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59-1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

         Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


         SECTIONS 408 AND 408A. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES.
Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."


         IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's earned income under current tax law or the applicable dollar amount as shown in the table below:


     TAX YEAR               AMOUNT
     --------               ------
        2004                $3,000
     2005 - 2007            $4,000
2008 and thereafter         $5,000



Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the tax years of 2004 - 2005, or $1,000 for the tax year 2006 or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($65,000 for a married couple filing a joint return and $45,000 for a single taxpayer in 2004). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


         Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


         In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the Contractowner reaches age 70-1/2 -- the Contractowner's retirement date, if any, will not affect his or her required beginning date. See "Section 401." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


         Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

         SIMPLE INDIVIDUAL RETIREMENT ANNUITIES. Certain employers with no more than 100 employees may establish a Savings Incentive Match Plan for Employees of Small Employers (SIMPLE plans). Depending upon the type of SIMPLE plan, employers may deposit the plan contributions into a single trust or into SIMPLE Individual Retirement Annuities ("SIMPLE IRA") established by each participant. The contract may be purchased by a trust for a SIMPLE plan and is also available as a SIMPLE IRA annuity.

         Information on eligibility to participate in an employer's SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer. Contributions to a SIMPLE IRA will generally include salary deferral contributions and employer contributions. On a pre-tax basis, participants may elect to contribute through salary deferrals based on a stated percentage of the employee's compensation. Such salary deferrals are limited to the applicable dollar amount per year as shown in the table below:


     TAX YEAR               DEFERRED AMOUNT
     --------               ---------------
       2004                     $ 9,000
2005 and thereafter             $10,000


The $10,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2005 tax year. If an individual is age 50 or over, catch-up contributions can be made to the SIMPLE IRA in an amount up to the lesser of (i) your compensation for the tax year, reduced by all of your elective deferrals that were made to other plans, or (ii) the applicable dollar amount as shown in the table below:


                              ADDITIONAL
     TAX YEAR               CATCH UP AMOUNT
     --------               ---------------
       2004                     $1,500
       2005                     $2,000
2006 and thereafter             $2,500


The $2,500 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. In addition, employers are required to make either (1) a dollar-for-dollar matching contribution or (2) a nonelective contribution to each participant's account each year. In general, matching contributions must equal up to 3% of compensation, but under certain circumstances, employers may make lower matching contributions. Instead of the match, employers may make a nonelective contribution equal to 2% of compensation.


         In general, SIMPLE IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code; however, the required beginning date for SIMPLE IRAs is generally the April 1 following the calendar year that the contractowner reaches age 70-1/2. The Contractowner's retirement date will not affect his or her required beginning date. Amounts contributed to SIMPLE IRAs generally are excludable from the taxable income of the participant. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the participant.

         ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

         Regular contributions to a Roth IRA are not deductible and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distribution, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

         SECTION 457. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments, such as schools, as well as tax-exempt organizations to defer a portion of their compensation without paying current taxes if those employees are participants in an eligible deferred compensation plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.

         Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment, in the case of a tax-exempt employer sponsor, all amounts deferred under the plan and any income thereon remain solely the property of the employer and subject to the claims of its general creditors, until paid to the participant. The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or custodial account or an annuity contract) for the exclusive benefit of plan participants. A Section 457 plan must not permit the distribution of a participant's benefits until the participant attains age 70-1/2, terminates employment or incurs an "unforeseeable emergency."

         Section 457 plans are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code. See "Section 401." Since under a Section 457 plan, contributions are generally excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made. Distributions from a Section 457 plan for a tax-exempt employer, are not eligible for tax-free rollovers. Distributions from a governmental 457 plan may be rolled over to another eligible retirement plan including an individual retirement account or annuity
(IRA).

         ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the individual's gross income until some future time.

         If any portion of the balance to the credit of an employee in a Section 401 plan, Section 403(b) plan or governmental Section 457 plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

         An "eligible retirement plan" will be another retirement plan qualified under Code Section 401, a Section 403(b) plan, a traditional individual retirement account or annuity under Code Section 408, or governmental deferred compensation plan under Code Section 457.

         A Section 401 plan, a Section 403(b) plan or a governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

         TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the participant reaches age 59-1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancy) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

         The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. In addition, the 10% penalty tax is generally not applicable to distributions from a Section 457 plan. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59-1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

         MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

         WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

         Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs and tax-exempt entity Section 457 plans) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

         The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- You indirectly (through the Separate Account) purchase shares of the Underlying Funds when you allocate purchase payments to the Subaccounts. The Company owns shares of the Underlying Funds in the Separate Account for your benefit. Under current law, the Company will vote shares of the Underlying Funds held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Underlying Funds in its own right, it may elect to do so.

         Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

         In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

         The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

         Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

         In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. In addition, upon 30 days notice to the holder of a Group Contract, the Company may make other changes to a Group Contract that will apply only to individuals who become participants after the effective date of the change.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases made automatically from your bank account or pursuant to a salary reduction arrangement, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

         You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC EXCHANGE PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset Reallocation option by telephone if the Telephone Transfer section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

         By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

         Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

         Current yield for the Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

         For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

         Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

         Although the Contracts were not available for purchase until June 8, 1984, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

         Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donaghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security: (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

         Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) the Company's rating or a rating of the Company's claim-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Variflex Separate Account at December 31, 2003, and for each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION



         The Statement of Additional Information contains more specific information and financial statements relating to the Company and its Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:


THE CONTRACT
   Valuation of Accumulation Units
   Computation of Variable Annuity Payments
   Illustration
   Variations in Charges
   Termination of Contract
   Group Contracts

PERFORMANCE INFORMATION

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX QUALIFIED RETIREMENT PLANS
   Section 401
   Section 403(b)
   Section 408 and 408A
   Section 457

ASSIGNMENT

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS

PERMISSIBLE ADVERTISING INFORMATION

STATE REGULATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

There is no guarantee that any Underlying Fund will meet its investment objective.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

AIM VARIABLE INSURANCE FUNDS -- The AIM Variable Insurance Funds is an open-end investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as investment adviser and manager of the portfolios of the Fund.

         AIM V.I. BASIC VALUE FUND (SERIES II). AIM V.I. Basic Value Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

         INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Fund's portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign issuers.

         AIM V.I. MID CAP CORE EQUITY FUND (SERIES II). AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

         INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund seeks this objective by investing, normally, at least 80% of its total assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. The Fund considers a company to be a mid-cap company if it has a market capitalization at the time of purchase, within the range of market capitalizations of companies included in the Russell Midcap(TM) Index. In complying with the 80% investment requirement, the Fund may include synthetic instruments, which are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Fund may also invest up to 25% of its total assets in foreign securities.


         AIM V.I. REAL ESTATE FUND (SERIES I). AIM V.I. Real Estate Fund (the "Fund") is a series of the INVESCO Variable Investment Funds, Inc., which is described below. AIM Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the Fund's investment adviser and INVESCO Institutional (N.A.), Inc., 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, serves as the Fund's sub-adviser.



         INVESTMENT OBJECTIVE: To seek to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.


AMERICAN CENTURY(R) VP FUND -- The American Century VP Fund is an open-end investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser and manager of the series of the Fund.

         AMERICAN CENTURY VP ULTRA(R) FUND (CLASS II). American Century VP Ultra Fund (the "Fund") is a series of the American Century VP Fund.

         INVESTMENT OBJECTIVE: To seek long-term capital growth. The Fund managers look for stocks of large companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The managers use a bottom-up approach to select stocks to buy for the Fund. This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies, which present some unique risks. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally.

         AMERICAN CENTURY VP VALUE FUND (CLASS II). American Century VP Value Fund (the "Fund") is a series of the American Century VP Fund.

         INVESTMENT OBJECTIVE: To seek long-term capital growth. Income is a secondary objective. The Fund managers look for stocks of companies that they believe are undervalued at the time of purchase, using a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. Under normal market conditions, the Fund managers intend to keep at least 80% of the Fund's assets invested in U.S. equity securities.

DREYFUS VARIABLE INVESTMENT FUND -- Dreyfus Variable Investment Fund ("Dreyfus VIF") is an open-end investment company. Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, serves as investment adviser to the Portfolio.

         DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (SERVICE CLASS). Dreyfus VIF International Value Portfolio (the "Portfolio") is a series of the Dreyfus Variable Investment Fund.

         INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in securities of foreign companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The Portfolio may invest in companies of any size. The Portfolio may also invest in companies located in emerging markets.


INVESCO VARIABLE INVESTMENT FUNDS, INC. -- The INVESCO Variable Investment Funds, Inc. is an open-end investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products.



         INVESCO VIF HEALTH SCIENCES FUND (SERIES I). INVESCO VIF Health Sciences Fund (the "Fund") is a series of the INVESCO Variable Investment Funds, Inc. AIM Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the Fund's investment adviser and INVESCO Institutional (N.A.), Inc., 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, serves as the Fund's sub-adviser.



         INVESTMENT OBJECTIVE: To seek capital growth. The Fund is actively managed and invests primarily in equity securities that INVESCO Institutional believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector.





OPPENHEIMER VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York, 10018, serves as investment adviser and manager of the series of the Oppenheimer Variable Account Funds.

         OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (SERVICE CLASS). Oppenheimer Main Street Small Cap Fund (the "Fund") is a series of the Oppenheimer Variable Account Funds.

         INVESTMENT OBJECTIVE: To seek capital appreciation. The Fund invests mainly in common stocks of small-capitalization ("small cap") U.S. companies that OppenheimerFunds, Inc. believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization. These may include "growth" and/or "value" common stocks and other equity securities. The Fund incorporates a blended style of investing combining both growth and value styles. The Fund currently considers an issuer having a market capitalization of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $2.5 billion. Over time, the Fund may change the range of assets it uses to define "small cap" issuers, as market conditions change.

PIMCO VARIABLE INSURANCE TRUST -- The PIMCO Variable Insurance Trust is an open-end investment company. Shares of the PIMCO Variable Insurance Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

         PIMCO VIT ALL ASSET PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO All Asset Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

         INVESTMENT OBJECTIVE: To seek maximum real return consistent with preservation of real capital and prudent investment management. The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except the Strategic Balanced and All Asset Funds ("Underlying PIMS Funds"). Research Affiliates, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMS Funds. The Fund may invest in any or all of the Underlying PIMS Funds, but will not normally invest in every Underlying PIMS Fund at any particular time. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMS Funds. Instead, when making allocation decisions among the Underlying PIMS Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying PIMS Funds based on its ongoing analyses of the equity, fixed income and commodity markets.

         PIMCO VIT LOW DURATION PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Low Duration Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

         INVESTMENT OBJECTIVE: To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

         PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Real Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

         INVESTMENT OBJECTIVE: To seek maximum real return, consistent with preservation of real capital and prudent investment management. The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of March 1, 2003 was 7.80 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE TRUST -- The Rydex Variable Trust is an open-end investment company. Shares of the Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products, as well as for certain pension, profit sharing and other retirement plans. Rydex Global Advisors, 9601 Blackwell Rd., Suite 500 Rockville, Maryland 20850, serves as investment adviser and manager of the portfolios of the Trust.

         RYDEX VT SECTOR ROTATION FUND. Rydex Sector Rotation Fund (the "Fund") is a series of the Rydex Variable Trust.

         INVESTMENT OBJECTIVE: The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately fifty-nine different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the fund, each industry or sector investment is intended to represent the entire industry or sector. The fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

SBL FUND -- SBL Fund, an open-end management investment company of the series type, is organized as a Kansas corporation. SBL Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products issued by the Company and its affiliated life insurance company. Security Management Company, LLC, One Security Benefit Place, Topeka, Kansas 66636, a wholly-owned subsidiary of the Company (the "Investment Manager"), serves as the investment adviser of each Series of SBL Fund.

         SERIES A (SBL EQUITY). Series A (SBL Equity) (the "Fund") is a series of SBL Fund.

         INVESTMENT OBJECTIVE: To seek long-term capital growth by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include American Depositary Receipts ("ADRs") and convertible securities. The Fund typically invests in the equity securities of companies whose total market value is $5 billion or greater at the time of purchase.

         SERIES B (SBL LARGE CAP VALUE). Series B (SBL Large Cap Value) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, which provides investment advisory services to the Fund.

         INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus borrowings for investment purposes) in large-capitalization value companies (those whose total market value is $5 billion or greater at the time of purchase). The Fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. issuers and U.S. dollar-denominated foreign issuers. The Fund may temporarily invest in cash, government bonds or money market securities. In choosing stocks, the Sub-Adviser, The Dreyfus Corporation, invests in value-oriented companies, which are companies that are believed to be undervalued in terms of price or other financial measurements and that are believed to have above average growth potential. The Sub-Adviser uses a blend of quantitative analysis and fundamental research to identify stocks that appear favorably priced and that may benefit from the current market and economic environment.

         SERIES C (SBL MONEY MARKET). Series C (SBL Money Market) (the "Fund") is a series of SBL Fund.

         INVESTMENT OBJECTIVE: To seek to provide as high a level of current income as is consistent with preserving capital. The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

         SERIES D (SBL GLOBAL). Series D (SBL Global) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York, 10018, which provides investment advisory services to the Fund.

         INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in common stocks and equivalents of companies of foreign countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Fund primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund. Investments in debt securities may be made in uncertain market conditions.

         SERIES E (SBL DIVERSIFIED INCOME). Series E (SBL Diversified Income) (the "Fund") is a series of SBL Fund.

         INVESTMENT OBJECTIVE: To seek to provide current income with security of principal. The Fund pursues its objective by investing, under normal market conditions, primarily in a diversified portfolio of investment grade debt securities. The Fund expects to maintain a weighted average duration of 3 to 10 years. The debt securities in which the Fund invests will primarily be domestic securities, but may also include dollar denominated foreign securities. To manage risk, the Investment Manager diversifies the Fund's holdings among asset classes and individual securities. The asset classes in which the Fund invests may include investment grade corporate debt securities, high yield debt securities (also known as "junk bonds"), investment grade mortgage-backed securities, investment grade asset-backed securities, U.S. Government securities as well as total return, interest and index swap agreements.

         SERIES G (SBL LARGE CAP GROWTH). Series G (SBL Large Cap Growth) (the "Fund") is a series of SBL Fund.

         INVESTMENT OBJECTIVE: To seek long-term capital growth. The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in common stock and other equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase). The Investment Manager seeks to invest in equity securities that have long-term capital growth potential. The Fund invests primarily in a portfolio of common stocks, which may include ADRs and other securities with common stock characteristics, such as securities convertible into common stocks. The Fund is non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger position in a smaller number of securities than a diversified fund. The Fund also may concentrate its investments in a particular industry that represents 20% or more of the Fund's benchmark index, the Russell 1000 Growth Index. Concentration means investment of more than 25% of the value of the Fund's assets in any one industry.

         SERIES H (SBL ENHANCED INDEX). Series H (SBL Enhanced Index) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with Northern Trust Investments, NA. ("NTI"), 50 La Salle Street, Chicago, Illinois 60675, which provides investment advisory services to the Fund.

         INVESTMENT OBJECTIVE: To seek to outperform the S&P 500 Index through stock selection resulting in different weightings of common stocks relative to the index. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the S&P 500 Index and futures contracts representative of the stocks which make up the index. The S&P 500 Index is a well-known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. In addition, the Fund may invest a limited portion of its assets in equity securities that are not included in the S&P 500 Index.

         SERIES J (SBL MID CAP GROWTH). Series J (SBL Mid Cap Growth) (the "Fund") is a series of SBL Fund.

         INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities with market capitalizations that, when purchased, have market capitalizations that are similar to those of companies in the S&P Mid Cap 400 Index. The index currently consists of securities of companies with capitalizations that range from $336 million to $11.8 billion. Equity securities include common stock, rights, options, warrants, convertible debt securities and ADRs. The Investment Manager selects equity securities that it believes are attractively valued with the greatest potential for appreciation.

         SERIES N (SBL MANAGED ASSET ALLOCATION). Series N (SBL Managed Asset Allocation) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, which provides investment advisory services to the Fund.

         INVESTMENT OBJECTIVE: To seek a high level of total return by investing primarily in a diversified portfolio of debt and equity securities. The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities. The mix may vary over shorter time periods where the fixed income portion may range between 30-50% and the equity portion between 50-70%. The precise mix of equity and fixed income securities will depend on the Sub-Adviser's outlook for the markets.

         SERIES O (SBL EQUITY INCOME). Series O (SBL Equity Income) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, which provides investment advisory services to the Fund.

         INVESTMENT OBJECTIVE: To seek to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Sub-Adviser, T. Rowe Price, typically employs a value-oriented strategy in selecting investments for the Fund. The Sub-Adviser's research team identifies companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

         SERIES P (SBL HIGH YIELD). Series P (SBL High Yield) (the "Fund") is a series of SBL Fund.

         INVESTMENT OBJECTIVE: To seek high current income. Capital appreciation is a secondary objective. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a broad range of high-yield, high risk debt securities rated in medium or lower rating categories or determined by the Investment Manager to be of comparable quality ("junk bonds"). The Fund will not purchase a debt security, if at the time of purchase, it is rated in default. The debt securities in which the Fund invests will primarily be domestic securities, but may also include dollar denominated foreign securities. The Fund may also invest in equity securities, including common and preferred stocks, ADRs, exchange-traded real estate investment trusts, warrants, rights, and a variety of investment companies that seek to track and the composition and performance of a specific index. The Fund's average weighted maturity is expected to be between 3 and 15 years.


         SERIES Q (SBL SMALL CAP VALUE). Series Q (SBL Small Cap Value) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with Strong Capital Management Inc., 100 Heritage Reserve, Menomonee, Wisconsin 53051, which provides investment advisory services to the Fund.

         INVESTMENT OBJECTIVE: To seek capital growth by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in stocks of small-capitalization companies that the Fund's Sub-Adviser, Strong Capital Management, Inc., believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines small-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The Sub-Adviser specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate restructuring, a new product or service, or a change in the political, economic, or social environment.

         SERIES S (SBL SOCIAL AWARENESS). Series S (SBL Social Awareness) (the "Fund") is a series of SBL Fund.

         INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market conditions, in a well-diversified portfolio of equity securities that the Investment Manager believes have above-average earnings potential and which meet certain established social criteria. The Fund also may invest in companies that are included in the Domini 400 Social Index(SM), which companies will be deemed to comply with the Fund's social criteria. The Domini 400 Social Index(SM) (DSI) is a market capitalization-weighted common stock index. It monitors the performance of 400 U.S. corporations that pass multiple, broad-based social screens.

         SERIES V (SBL MID CAP VALUE). Series V (SBL Mid Cap Value) (the "Fund") is a series of SBL Fund.

         INVESTMENT OBJECTIVE: The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies in the S&P Mid Cap 400 Index. This index currently consists of securities of companies with market capitalizations that range from $336 million to $11.8 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities. The Investment Manager typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the nature of value companies, the securities included in the Fund's portfolio typically consist of small- to medium-sized companies. The Fund is subject to the risks associated with investing in small capitalization companies.

         SERIES W (SBL MAIN STREET GROWTH AND INCOME(R)). Series W (SBL Main Street Growth and Income(R)) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York, 10018, which provides investment advisory services to the Fund.

         INVESTMENT OBJECTIVE: To seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund pursues its objective by investing mainly in common stocks of U.S. companies, but it can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, the Fund's Sub-Adviser, OppenheimerFunds, currently emphasizes the stocks of large-capitalization companies in the portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks. While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments.

         SERIES X (SBL SMALL CAP GROWTH). Series X (SBL Small Cap Growth) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with RS Investment Management, L.P., 388 Market Street, San Francisco, California 94111, which provides investment advisory services to the Fund.

         INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with market capitalizations of $1.5 billion or less at the time of investment that, in the opinion of the Sub-Adviser, RS Investment Management, L.P., have the potential for long-term capital growth. Equity securities include common and preferred stocks, and warrants and securities convertible into common or preferred stocks. The Fund may invest the remainder of its assets in securities of companies of any size. The Fund may also engage in short sales of securities it expects to decline in price. The Series will likely invest a portion of its assets in technology and internet-related companies.

         SERIES Y (SBL SELECT 25). Series Y (SBL Select 25) (the "Fund") is a series of SBL Fund.

         INVESTMENT OBJECTIVE: To seek long-term growth of capital by concentrating its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings or revenue growth. The Fund is non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger position in a smaller number of securities than a diversified fund. The Investment Manager selects what it believes to be premier growth companies as the core position for the Fund using a "bottom-up" approach in selecting growth stocks. Portfolio holdings will be replaced when one or more of the company's fundamentals have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

         SERIES Z (SBL ALPHA OPPORTUNITY). Series Z (SBL Alpha Opportunity) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with Mainstream Investment Advisers, LLC, 101 West Spring Street, Suite 401, New Albany, Indiana 47150, which provides investment advisory services to the Fund.

         INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a long/short strategy managed by the Fund's sub-adviser, Mainstream, and 50% of its total assets according to an index strategy based on the S&P 500 Composite Stock Price Index (the "S&P 500 Index") managed by the Investment Manager.

         The Fund pursues its long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange traded funds and other securities with equity characteristics. The Fund may engage in short sales of securities believed to be overvalued. The Fund pursues its index strategy primarily by investing in S&P 500 equity derivatives backed by a portfolio of fixed income securities.

SECURITY BENEFIT LIFE INSURANCE COMPANY(R)
A Member of The Security Benefit Group of Companies(SM)
One Security Benefit Place, Topeka, Kansas 66636-0001








                                   VARIFLEX(R)
                           VARIABLE ANNUITY CONTRACTS











STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2004
RELATING TO THE PROSPECTUS DATED MAY 1, 2004,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
(785) 438-3112
(800) 888-2461

SECURITY BENEFIT LIFE INSURANCE COMPANY
A Member of The Security Benefit Group of Companies
One Security Benefit Place, Topeka, Kansas 66636-0001




                                    VARIFLEX
                           VARIABLE ANNUITY CONTRACTS

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


                                   May 1, 2004

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Variflex Variable Annuity Contracts (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated May 1, 2004, by calling 1-800-888-2461, or writing to Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                                TABLE OF CONTENTS

                                                                          Page

THE CONTRACT ............................................................   3
   Valuation of Accumulation Units ......................................   3
   Computation of Variable Annuity Payments .............................   3
   Illustration .........................................................   3
   Variations in Charges ................................................   4
   Termination of Contract ..............................................   4
   Group Contracts ......................................................   4
PERFORMANCE INFORMATION .................................................   4
LIMITS ON PURCHASE PAYMENTS PAID
   UNDER TAX-QUALIFIED RETIREMENT PLANS .................................   6
   Section 401 ..........................................................   6
   Section 403(b) .......................................................   6
   Sections 408 and 408A ................................................   7
   Section 457 ..........................................................   7
ASSIGNMENT ..............................................................   8
DISTRIBUTION OF THE CONTRACTS ...........................................   8
SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS ..................................   8
PERMISSIBLE ADVERTISING INFORMATION .....................................   8
STATE REGULATION ........................................................   9
EXPERTS .................................................................   9
FINANCIAL STATEMENTS ....................................................  10

THE CONTRACT

The following provides additional information about the Contracts which supplements the description in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS -- The Accumulation Unit value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the Underlying Fund shares of the Subaccount less the mortality and expense risk charge and any deduction for provision for federal income taxes and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be determined by subtracting (b) from (a), where (a) is determined by multiplying the total number of Accumulation Units of each Subaccount within Variflex credited to the Contract by the applicable Accumulation Unit value of each such Subaccount, and (b) is any pro rata administration charge. During the Accumulation Period, all cash dividends and other cash distributions made to each Subaccount will be reinvested in additional shares of the corresponding Underlying Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS --

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT. For Annuities under options 1 through 4, 9 and 10, the Contracts specify tables indicating the dollar amount of the first monthly payment under each optional form of Annuity for each $1,000 applied. The total first monthly annuity payment is determined by multiplying the value of your Contract (expressed in thousands of dollars) by the amount of the first monthly payment per $1,000 of value, in accordance with the tables specified in your Contract. The value of your Contract for the purpose of establishing the first periodic payment under options 1, 2, 3, 4 or similar life contingent payment options mutually agreed upon is equal to the number of Accumulation Units applied to the option times the Accumulation Unit value as of the close of the Annuity Commencement Date (or for Contracts issued prior to January 4, 1999, as of the end of the second day preceding the Annuity Commencement Date). For Annuities under these options, any pro rata administration charge is assessed prior to the first annuity payment under such option. For Annuities under options 5 through 8 or other mutually agreed upon non-life contingent payment option, the value of your Contract for the purpose of the first and subsequent periodic payments is based on the Accumulation Unit value as of the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT ANNUITY PAYMENTS. For Variable Annuities under options 1 through 4, 9 and 10, the amount of the first monthly annuity payment determined as described above is divided by the applicable value of an Annuity Unit (see below) as of the close of the Annuity Commencement Date to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, unless Annuity Units are transferred among Subaccounts. The dollar amount of the annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the day the payment is due.

ANNUITY UNIT. The value of an Annuity Unit originally was set at $1.00. The value of an Annuity Unit for any subsequent day is determined by multiplying the value for the immediately preceding day by the product of (a) the Net Investment Factor for the day for which the value is being calculated and (b) .9999057540, the interest neutralization factor (the factor required to neutralize the assumed interest rate of 3 1/2% built into the annuity rates specified in the Contract). The Net Investment Factor of any Subaccount is determined by subtracting 0.00003307502, the mortality and expense risk charge, from the ratio of (a) to (b) where (a) is the value of a share of the Underlying Fund at the end of the day plus the value of any dividends or other distributions attributable to such share during a day and minus any applicable income tax liabilities as determined by the Company, and (b) is the value of a share of the Underlying Fund at the end of the previous day.

ILLUSTRATION -- The Annuity Unit and the Annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant at the Annuity Commencement Date has credited to his or her Contract 4,000 Accumulation Units and that the value of an Accumulation Unit was $5.13, producing a total value for the Contract of $20,520. Any premium taxes due would reduce the total value of the Contract that could be applied towards the Annuity; however, in this illustration it is assumed no premium taxes are applicable. Assume also the Annuitant elects an option for which the annuity table specified in the Contract indicates the first monthly payment is $6.40 per $1,000 of value applied; the resulting first monthly payment would be 20.520 multiplied by $6.40 or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was $1.0589108749. When this is divided into the first monthly payment the number of Annuity Units represented by that payment is 124.0236578101. The value of the same number of Annuity Units will be paid in each subsequent month.

Assume further the value of a Subaccount share was $5.15 at the end of the day preceding the date of the second annuity payment, that it was $5.17 at the end of the due date of the second Annuity payment and that there was no cash income during such second day. The Net Investment Factor for that second day was
1.0038504201 ($5.17 divided by $5.15 minus .00003307502). Multiplying this factor by 0.9999057540 to neutralize the assumed interest rate (the 3 1/2% per annum built into the number of Annuity Units as determined above) produces a result of 1.0037558112. The Annuity Unit value for the valuation period is therefore 1.0639727137 which is 1.0037558112 x $1.0599915854 (the value at the beginning of the day).

The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value or 124.0236578101 times $1.0639727137 which produces a current monthly payment of $131.96.

VARIATIONS IN CHARGES -- The contingent deferred sales charges or other charges or deductions may be reduced or waived for sales of Variflex Contracts where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment, the amounts of projected purchase payments, or that the Contract is sold in connection with a group or sponsored arrangement. The Company will only reduce or waive such charges where expenses associated with the sale of the Contract or the costs associated with administering and maintaining the Contract are reduced.

Directors, officers and bona fide full-time employees of Security Benefit Life Insurance Company, or its subsidiaries or SBL Fund; the spouses, grandparents, parents, children, grandchildren and siblings of such directors, officers and employees and their spouses; any trust, pension, profit-sharing or other benefit plan established by any of the foregoing corporations for persons described above; and salespersons (and their spouses and minor children) who are licensed with the Company to sell variable annuities are permitted to purchase contracts with substantial reduction of the contingent deferred sales charges or other administrative charges or deductions. Contracts so purchased are for investment purposes only and may not be resold except to the Company. No sales commission will be paid on such contracts.

TERMINATION OF CONTRACT -- The Company reserves the right to terminate any Group Unallocated Contract under the following circumstances: (1) the Contract Value is less than $10,000 after the end of the first Contract Year, or $20,000 after the end of the third Contract Year; (2) the Qualified Plan pursuant to which the Contract is issued is terminated for any reason or becomes disqualified under
Section 401 or 403 of the Internal Revenue Code; or (3) for any reason after the eighth Contract Year. For Contracts issued on or after January 4, 1999, the Company also reserves the right to terminate a Contract if Account Value is less than $2,000 at any time after the first Contract Year and prior to the Annuity Commencement Date. For Contracts issued prior to January 4, 1999, the Company may terminate a Contract if the following conditions exist during the Accumulation Period: (1) no purchase payments have been received by the Company for the Contract for two full years; (2) the combined value of the Contract in the Separate and Fixed Accounts is less than $2,000; and (3) the value of the Contract which is allocated to the Fixed Account, projected to the maturity date, would produce installments of less than $20 per month using contractual guarantees. Termination of a Contract may have adverse tax consequences. (See the Prospectus at "Full and Partial Withdrawals," "Distribution Requirements," and "Federal Tax Matters.")

GROUP CONTRACTS -- In the case of Group Allocated Contract, a master group contract is issued to the employer or other organization, or to the trustee, who is the Contractowner. The master group contract covers all Participants. Where funds are allocated to a Participant Account, each participant receives a certificate which summarizes the provisions of the master group contract and evidences participation in the Plan established by the organization. A Group Unallocated Contract is a contract between the Contractowner and the insurance company and individual accounts are not established for Participants.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Variflex Separate Account may appear in advertisements, sales literature or reports to Contractowners or prospective purchasers. Performance information in advertisements or sales literature may be expressed as yield and effective yield of the Money Market Subaccount, and yield, average annual total return and total return of all Subaccounts. Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes and income other than investment income) over a particular seven-day period, less a hypothetical charge reflecting deductions from Contractowner accounts during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of 1%. "Effective yield" for the Money Market Subaccount assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = ((Base Period Return + 1)^365/7) - 1


For the seven-day period ended December 31, 2003, the yield of the Money Market Subaccount was -0.10% and the effective yield of the Money Market Subaccount was -0.10%.

Quotations of average annual total return for any Subaccount of the Separate Account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Subaccount over certain periods that will include periods of 1, 5 and 10 years (up to the life of the Subaccount), calculated pursuant to the following formula:

                                P(1 + T)^n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Such total return figures reflect the deduction of the applicable contingent deferred sales charge and other recurring Variflex fees and charges on an annual basis, including charges for mortality and expense risk and the annual administration charge, although other quotations may be simultaneously given that do not assume a surrender and do not take into account deduction of a contingent deferred sales charge or the annual administration charge.


For the 1-, 5- and 10-year periods ended December 31, 2003, the average annual total return for the Subaccounts was as follows:

-----------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales Charge
and Administration Charge)
-----------------------------------------------------------------
                                 1 Year    5 Years    10 Years
-----------------------------------------------------------------
Equity Subaccount                9.22%    (10.69)%      4.17%
-----------------------------------------------------------------
Large Cap Value Subaccount      16.25%     (8.20)%      2.31%
-----------------------------------------------------------------
Global Subaccount               30.73%      4.74%       6.63%
-----------------------------------------------------------------
Diversified Income Subaccount   (8.97)%    (0.27)%      0.85%
-----------------------------------------------------------------
Large Cap Growth Subaccount     11.69%    (19.34)%(4)     --
-----------------------------------------------------------------
Enhanced Index Subaccount       15.12%     (8.66)%(3)     --
-----------------------------------------------------------------
Mid Cap Growth Subaccount       43.42%      7.98%       9.40%
-----------------------------------------------------------------
Managed Asset
Allocation Subaccount           11.42%     (2.21)%      4.53%(1)
-----------------------------------------------------------------
Equity Income Subaccount        12.74%      0.04%       8.04%(1)
-----------------------------------------------------------------
High Yield Subaccount            9.19%     (0.27)%(5)     --
-----------------------------------------------------------------
Small Cap Value Subaccount      38.07%     13.11%(4)      --
-----------------------------------------------------------------
Social Awareness Subaccount     11.44%     (8.43)%      3.83%
-----------------------------------------------------------------
Mid Cap Value Subaccount        41.42%     14.41%      17.69%(2)
-----------------------------------------------------------------
Main Street Growth and
Income(R) Subaccount            13.76%    (11.24)%(4)     --
-----------------------------------------------------------------
Small Cap Growth Subaccount     43.63%      3.21%(6)      --
-----------------------------------------------------------------
Select 25 Subaccount           (36.07)%   (15.13)%(3)     --
-----------------------------------------------------------------

(1) From June 1, 1995 (Subaccount date of inception) to December 31, 2003.

(2) From April 30, 1997 (Subaccount date of inception) to December 31, 2003.

(3) From May 3, 1999 (Subaccount date of inception) to December 31, 2003.

(4) From May 1, 2000 (Subaccount date of inception) to December 31, 2003.

(5) From August 5, 1996 (Subaccount date of inception) to December 31, 2003.

(6) From October 15, 1997 (Subaccount date of inception) to December 31, 2003.


-----------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales Charge and Administration Charge)
-----------------------------------------------------------------
                                1 Year     5 Years    10 Years
----------------------------------------------------------------
Equity Subaccount               17.22%    (10.03)%      4.17%
----------------------------------------------------------------
Large Cap Value Subaccount      24.25%     (7.52)%      2.31%
----------------------------------------------------------------
Global Subaccount               38.73%      5.31%       6.63%
----------------------------------------------------------------
Diversified Income Subaccount   (1.06)%     0.45%       0.85%
----------------------------------------------------------------
Large Cap Growth Subaccount     19.69%    (18.32)%(6)     --
----------------------------------------------------------------
Enhanced Index Subaccount       23.12%     (7.94)%(5)     --
----------------------------------------------------------------
Mid Cap Growth Subaccount       51.42%      8.47%       9.40%
----------------------------------------------------------------
Managed Asset
Allocation Subaccount           19.42%     (1.49)%      4.53%(1)
----------------------------------------------------------------

-----------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales Charge and Administration Charge)
-----------------------------------------------------------------
                                1 Year     5 Years    10 Years
----------------------------------------------------------------
Equity Income Subaccount        20.74%      0.75%       8.04%(1)
----------------------------------------------------------------
High Yield Subaccount           17.19%      0.46%       2.76%(2)
----------------------------------------------------------------
Small Cap Value Subaccount      46.07%     13.92%(6)      --
----------------------------------------------------------------
Social Awareness Subaccount     19.44%     (7.76)%      3.83%
----------------------------------------------------------------
Mid Cap Value Subaccount        49.42%     14.78%(3)   17.77%
----------------------------------------------------------------
Main Street Growth and
Income(R) Subaccount            21.76%    (10.12)%(6)     --
----------------------------------------------------------------
Small Cap Growth Subaccount     51.63 %     3.33%       2.97%(4)
----------------------------------------------------------------
Select 25 Subaccount            13.46%     (9.17)%(5)     --
----------------------------------------------------------------

(1) From June 1, 1995 (Subaccount date of inception) to December 31, 2003.

(2) From August 5, 1996 (underlying Series date of inception) to December 31, 2003.

(3) From April 30, 1997 (underlying Series date of inception) to December 31, 2003.

(4) From October 15, 1997 (underlying Series date of inception) to December 31, 2003.

(5) From May 3, 1999 (Subaccount date of inception) to December 31, 2003.

(6) From May 1, 2000 (Subaccount date of inception) to December 31, 2003.


Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the separate account (on an annual basis) except the administration charge and the applicable contingent deferred sales charge.

Although Variflex Contracts were not available for purchase until June 8, 1984, the underlying investment vehicle for many of the Variflex subaccounts has been in existence since May 26, 1977. Performance information for Variflex may also include quotations of average annual total return and total return for periods, beginning prior to the availability of the Contract, that incorporate the performance of the Underlying Funds. Any quotation of performance that pre-dates the date of inception of the Variflex Separate Account (or a Subaccount thereof as applicable) will be accompanied by average annual total return reflecting the deduction of the applicable contingent deferred sales charge and other Variflex fees and charges since the date of inception of the Subaccount.

Performance information for any Subaccount reflects only the performance of a hypothetical investment in the Subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the series of the Fund in which the Subaccount of the Separate Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS


SECTION 401 -- The applicable annual limits on purchase payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total purchase payments on behalf of a participant to all defined contribution plans maintained by an employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $41,000, or (b) 100% of the participant's annual compensation. Salary reduction contributions to a cash-or-deferred (401(k)) arrangement under a profit sharing plan are subject to additional annual limits under Section 402(g). Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. Rollover contributions are not subject to the annual limitations described above.


SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's annual salary reduction contributions to a 403(b) annuity and any 401(k) arrangement equal to the applicable dollar amount shown in the table below:


        TAX YEAR               DEFERRED AMOUNT
        --------               ---------------
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000


The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. If an individual is age 50 or over, catch-up contributions can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

                                    ADDITIONAL
         TAX YEAR                CATCH-UP AMOUNT
         --------                ---------------
           2004                       $3,000
           2005                       $4,000
    2006 and thereafter               $5,000


The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the
Section 415(c) limit is the lesser of (i) $41,000, or (ii) 100% of the employee's annual compensation.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


         TAX YEAR                AMOUNT
         --------                ------
           2004                  $3,000
         2005-2007               $4,000
    2008 and thereafter          $5,000

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $500 during the tax years of 2004 and 2005, or $1,000 for the 2006 tax year or any tax year thereafter.


Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either are an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $41,000. Salary reduction contributions, if any, are subject to additional annual limits.


SECTION 457 -- Contributions on behalf of an employee to a Section 457 plan generally are limited to the lesser of (i) the applicable amount as set forth in the table below or (ii) 100% of the employee's includable compensation.


         TAX YEAR           DEFERRED AMOUNT
         --------           ---------------
           2004                 $13,000
           2005                 $14,000
    2006 and thereafter         $15,000


The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year.


If the employee participates in more than one Section 457 plan, the applicable dollar limit applies to contributions to all such programs. Beginning in 2002, the applicable dollar limit is no longer reduced by the amount of any salary reduction contribution the employee makes to a 403(b) annuity, an IRA or a retirement plan qualified under Section 401. The Section 457 limit may be increased during the last three years ending before the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a special "catch-up" amount in addition to the regular amount to be deferred. Alternatively, if an individual is age 50 or over, catch-up contributions can be made to a 457 plan established by a governmental employer during the tax years and at the rates set forth in the table below:

                                    ADDITIONAL
         TAX YEAR                CATCH-UP AMOUNT
         --------                ---------------
           2004                       $3,000
           2005                       $4,000
    2006 and thereafter               $5,000


The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year.

ASSIGNMENT

Variflex Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

DISTRIBUTION OF THE CONTRACTS

Security Distributors, Inc. ("SDI") is Principal Underwriter of the Contract. SDI is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Subject to arrangements with the Company, the Contract is sold by independent broker/dealers who are members of the NASD and who become licensed to sell variable annuities for the Company, and by certain financial institutions. SDI acts as principal underwriter on behalf of the Company for the distribution of the Contract. SDI is not compensated under its Distribution Agreement with the Company.

The compensation payable by SDI under these arrangements may vary, but is not expected to exceed in the aggregate 6% of purchase payments.


SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS


All assets of Variflex are held in the custody and safekeeping of the Company. Additional protection for such assets is offered by the Company's blanket fidelity bond presently covering all officers and employees for a total of $15,000,000 per loss.


PERMISSIBLE ADVERTISING INFORMATION

From time to time, the Separate Account may, in addition to any other permissible information, include the following types of information in advertisements, sales literature, reports to contractowners or other investor communications ("advertisements") (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions about past, current or possible economic, market and political trends and events; (3) presentations of statistical data to supplement such discussions; (4) published evaluations by nationally recognized ranking services and financial or business publications or other media including reprints of, or selections from, such publications; (5) descriptions and updates concerning a Subaccount's strategies, and past or anticipated portfolio investments; (6) analysis of its investments by industry, country, credit quality and other characteristics; (7) the general biography or work experience of the portfolio manager of a Subaccount including information about awards received by the portfolio manager, mentions of the manager in the media, or announcements of the portfolio manager's appearance on television or radio programs, or presentations at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology underlying stock selection or a Subaccount's investment objective;
(10) a discussion of the risk/return continuum relating to different investments; (11) discussions on general principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount; (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college education in future years based on current or recent costs of college and an assumed rate of increase for such costs; (15) information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans; and (16) other information of interest to investors. Advertisements may include information about the Subaccount's underlying portfolio in addition to, or in place of, information about the Subaccount itself.

Advertisements may also include a Subaccount's performance, goals, risks and expenses compared with (a) various indexes so that investors may compare a Subaccount's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(b) other subaccounts tracked by the Variable Annuity Research and Data Service ("VARDS"), Lipper Analytical Services Inc., Morningstar or another independent research firm which ranks separate accounts or subaccounts by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other countries or regions, net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute), may be used to illustrate investment attributes to a Subaccount or the general economic, business, investment, or financial environment in which a Subaccount operates;
(e) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of a Subaccount's performance; (f) the sectors or industries in which a Subaccount invests may be compared to relevant indexes or surveys (e.g., S&P Industry Surveys) in order to evaluate the Subaccount's historic performance or current or potential value with respect to the particular industry or sector;
(g) a hypothetical or model portfolio or (h) other subaccounts or variable annuities. The Separate Account may also discuss and compare in advertising the relative performance of various types of investment instruments including, but not limited to, certificates of deposit, ordinary interest savings accounts, other forms of fixed or variable time deposits, qualified retirement plans, stocks, Treasury securities, and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various measures of volatility and benchmark correlation in advertising and other materials and may compare these measures to those of indexes, other subaccounts or types of investments.

The Separate Account's advertisements may also include rankings or ratings of the Company and of the investor services provided by the Company to contractowners other than performance rankings of a Subaccount itself. Those ratings or rankings of investor services by third parties may include comparisons of their services to those provided by other variable annuity providers selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time, advertisements may include general information about the services and products offered by the Security Funds(SM), Security Distributors, Inc., and Security Benefit Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, directors and employees. Advertisements may also include performance information for such products.

All performance information that the Separate Account advertises is historical in nature and is not intended to represent or guarantee future results. The value of accumulation units when redeemed may be more or less than their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration. A Subaccount's returns and unit price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.

In connection with a ranking, the Separate Account may provide additional information, such as the particular category to which it is related, the number of subaccounts in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements. In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indexes and averages is not identical to a Subaccount's portfolio, the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate Account to calculate its figures. For example, unmanaged indexes may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, there can be no assurance that a Subaccount will continue its performance as compared to these other averages. When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment in a Subaccount may be subject to greater market risks than are certain other types of investments.

STATE REGULATION

As a life insurance company organized under the laws of Kansas, the Company (including Variflex) is subject to regulation by the Commissioner of Insurance of the State of Kansas. An annual statement is filed with the Kansas Commissioner of Insurance on or before March 1 each year covering the operations of the Company for the prior year and its financial condition on December 31 of that year. The Company is subject to a complete examination of its operations, including an examination of the liabilities and reserves of the Company and Variflex, by the Kansas Commissioner of Insurance whenever such examination is deemed necessary by the Commissioner. Such regulation and examination does not, however, involve any supervision of the investment policies applicable to Variflex.

In addition, the Company is subject to insurance laws and regulations of the other jurisdictions in which it is or may become licensed to operate. Generally, the insurance department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.

EXPERTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Variflex Separate Account at December 31, 2003, and for each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Variflex Separate Account at December 31, 2003, and for each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                    Variflex

                              Financial Statements

                          Year Ended December 31, 2003




                                    CONTENTS


                                                                           PAGE

Report of Independent Auditors.............................................   2

Audited Financial Statements

   Statements of Assets and Liabilities....................................   3

   Statements of Operations................................................   5

   Statements of Changes in Net Assets.....................................   7

   Notes to Financial Statements...........................................  12

                         Report of Independent Auditors


The Contract Owners
Variflex
and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of Variflex, a separate account of Security Benefit Life Insurance Company comprised of the Equity, Large Cap Value, Money Market, Global, Diversified Income, Large Cap Growth, Enhanced Index, International, Mid Cap Growth, Managed Asset Allocation, Equity Income, High Yield, Small Cap Value, Social Awareness, Technology, Mid Cap Value, Main Street Growth and Income, Small Cap Growth, and Select 25 Subaccounts, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variflex at December 31, 2003, and the results of their operations and the changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                                              ERNST & YOUNG LLP

Kansas City, Missouri
January 30, 2004

                                    Variflex

                      Statements of Assets and Liabilities
                  (Dollars in Thousands -- Except Unit Values)

                                December 31, 2003


                                             EQUITY           LARGE CAP VALUE         MONEY MARKET             GLOBAL
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value...       $   452,600           $   372,446           $   40,359            $   330,533
                                     -----------------------------------------------------------------------------------------
Total assets.......................           452,600               372,446               40,359                330,533
                                     -----------------------------------------------------------------------------------------
Net assets.........................       $   452,600           $   372,446           $   40,359            $   330,533
                                     =========================================================================================

Net assets:
   Accumulation assets.............       $   451,483           $   371,278           $   40,309            $   329,959
   Annuity assets..................             1,117                 1,168                   50                    574
                                     -----------------------------------------------------------------------------------------
Net assets.........................       $   452,600           $   372,446           $   40,359            $   330,533
                                     =========================================================================================

Units outstanding:
   Variflex Qualified..............         7,217,538             6,028,939            1,202,143             10,442,506
   Variflex Nonqualified...........         1,421,744             1,273,514              655,762              2,082,883
   Variflex ES.....................             1,907                 2,233                   69                    632

Unit value:
   Variflex Qualified..............       $     52.39           $     51.00           $    21.73            $     26.39
   Variflex Nonqualified...........       $     52.37           $     50.96           $    21.73            $     26.39
   Variflex ES.....................       $     18.64           $     16.53           $    13.01            $     24.52

Mutual funds, at cost..............       $   594,847           $   521,777           $   40,750            $   318,044
Mutual fund shares.................        22,229,863            21,065,928            3,423,196             47,422,271


                                                                   LARGE
                                       DIVERSIFIED INCOME       CAP GROWTH           ENHANCED INDEX        MID CAP GROWTH
                                           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value...       $   93,110            $   23,043            $   19,195            $   357,494
                                     -----------------------------------------------------------------------------------------
Total assets.......................           93,110                23,043                19,195                357,494
                                     -----------------------------------------------------------------------------------------
Net assets.........................       $   93,110            $   23,043            $   19,195            $   357,494
                                     =========================================================================================

Net assets:
   Accumulation assets.............       $   92,750            $   23,028            $   19,195            $   357,053
   Annuity assets..................              360                    15                   ---                    441
                                     -----------------------------------------------------------------------------------------
Net assets.........................       $   93,110            $   23,043            $   19,195            $   357,494
                                     =========================================================================================
Units outstanding:
   Variflex Qualified..............        2,325,314             3,209,647             2,060,281              6,932,350
   Variflex Nonqualified...........          787,928               741,511               291,692              1,666,874
   Variflex ES.....................              158                   183                   672                    303

Unit value:
   Variflex Qualified..............       $    29.91            $     5.84            $     8.16            $     41.57
   Variflex Nonqualified...........       $    29.89            $     5.84            $     8.16            $     41.55
   Variflex ES.....................       $    15.91            $     5.88            $     8.24            $     32.54

Mutual funds, at cost..............       $   95,223            $   21,244            $   20,684            $   340,030
Mutual fund shares.................        8,433,902             3,777,555             2,309,886             14,248,483

                                    Variflex

                  (Dollars in Thousands -- Except Unit Values)

                                December 31, 2003


                                            MANAGED
                                        ASSET ALLOCATION       EQUITY INCOME           HIGH YIELD           SMALL CAP VALUE
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value...       $   50,443           $   125,807            $   27,725            $   52,612
                                     -----------------------------------------------------------------------------------------
Total assets.......................           50,443               125,807                27,725                52,612
                                     -----------------------------------------------------------------------------------------
Net assets.........................       $   50,443           $   125,807            $   27,725            $   52,612
                                     =========================================================================================
Net assets:
   Accumulation assets.............       $   50,357           $   125,630            $   27,725            $   52,538
   Annuity assets..................               86                   177                   ---                    74
                                     -----------------------------------------------------------------------------------------
Net assets.........................       $   50,443           $   125,807            $   27,725            $   52,612
                                     =========================================================================================
Units outstanding:
   Variflex Qualified..............        2,263,959             4,674,939             1,476,469             2,420,712
   Variflex Nonqualified...........          586,202               872,721               385,971               565,762
   Variflex ES.....................            1,533                 1,688                   ---                   215

Unit value:
   Variflex Qualified..............       $    17.69            $    22.67            $    14.88            $    17.62
   Variflex Nonqualified...........       $    17.69            $    22.67            $    14.88            $    17.62
   Variflex ES.....................       $    17.98            $    23.04            $    15.11            $    17.75
Mutual funds, at cost..............       $   49,280           $   121,428            $   26,379            $   40,448
Mutual fund shares.................        3,502,990             7,794,716             1,884,751             3,124,201


                                                                            MAIN STREET
                                      SOCIAL AWARENESS   MID CAP VALUE   GROWTH AND INCOME  SMALL CAP GROWTH     SELECT 25
                                         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value...      $   95,596      $   133,700        $   24,541        $   60,164       $   21,729
                                     -----------------------------------------------------------------------------------------
Total assets.......................          95,596          133,700            24,541            60,164           21,729
                                     -----------------------------------------------------------------------------------------
Net assets.........................      $   95,596      $   133,700        $   24,541        $   60,164       $   21,729
                                     =========================================================================================
Net assets:
   Accumulation assets.............      $   95,296      $   133,631        $   24,541        $   60,096       $   21,729
   Annuity assets..................             300               69               ---                68              ---
                                     -----------------------------------------------------------------------------------------
Net assets.........................      $   95,596      $   133,700        $   24,541        $   60,164       $   21,729
                                     =========================================================================================
Units outstanding:
   Variflex Qualified..............       3,242,864        3,409,279         2,639,711         3,513,758        2,358,347
   Variflex Nonqualified...........         763,296          629,108           460,928           768,679          485,699
   Variflex ES.....................           3,434            1,960               238             1,581            1,848

Unit value:
   Variflex Qualified..............     $     23.84      $     33.09        $     7.91       $     14.04       $     7.64
   Variflex Nonqualified...........     $     23.85      $     33.09        $     7.91       $     14.04       $     7.64
   Variflex ES.....................     $     19.08      $     33.54        $     7.97       $     14.22       $     7.71


Mutual funds, at cost..............     $   107,966      $   103,377        $   24,164        $   63,133       $   26,157
Mutual fund shares.................       4,405,336        4,719,362         2,996,440         4,134,996        2,689,175

See accompanying notes.

                                    Variflex

                            Statements of Operations
                                 (In Thousands)

                          Year Ended December 31, 2003


                                                                                   MONEY                        DIVERSIFIED
                                                   EQUITY     LARGE CAP VALUE      MARKET         GLOBAL          INCOME
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                              --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions...................     $    2,553      $    2,994        $ 329        $       711       $ 9,247
   Expenses:
     Mortality and expense risk fee.........         (5,111)         (3,978)        (634)            (3,171)       (1,276)
                                              --------------------------------------------------------------------------------
Net investment income (loss)................         (2,558)           (984)        (305)            (2,460)        7,971

Net realized and unrealized
 gain (loss) on investments:
   Capital gains distributions..............            ---             ---          ---                ---           ---
   Realized gain (loss) on
     sales of fund shares...................        (34,109)        (29,347)        (443)           (10,065)        2,270
   Change in unrealized appreciation/
     depreciation on investments during the
     year...................................        115,138         111,180          416            108,551        (8,207)
                                              --------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments...............         81,029          81,833          (27)            98,486        (5,937)
                                              --------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations.........     $   78,471      $   80,849        $(332)       $    96,026       $ 2,034
                                              ================================================================================


                                                 LARGE CAP                                                      MANAGED ASSET
                                                   GROWTH      ENHANCED INDEX  INTERNATIONAL  MID CAP GROWTH      ALLOCATION
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT*     SUBACCOUNT        SUBACCOUNT
                                              --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions...................      $    ---        $    132     $       ---    $          ---      $   745
   Expenses:
     Mortality and expense risk fee.........          (232)           (197)            (63)          (3,384)         (517)
                                              --------------------------------------------------------------------------------
Net investment income (loss)................          (232)            (65)            (63)          (3,384)          228

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions..............           ---             ---             ---              ---           ---
   Realized gain (loss) on
     sales of fund shares...................          (296)         (1,068)         (1,944)         (13,394)         (587)
   Change in unrealized appreciation/
     depreciation on investments during the
     year...................................         4,535           4,988           3,203          138,578         9,165
                                              --------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments...............         4,239           3,920           1,259          125,184         8,578
                                              --------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations.........      $  4,007        $  3,855     $     1,196    $     121,800       $ 8,806
                                              ================================================================================

*For the period from January 1, 2003 to October 3, 2003.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2003

                                                   EQUITY                                         SOCIAL
                                                   INCOME        HIGH YIELD   SMALL CAP VALUE    AWARENESS      TECHNOLOGY
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT*
                                              --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions...................       $  1,507         $1,510     $        ---       $     405    $      ---
   Expenses:
     Mortality and expense risk fee.........         (1,302)          (278)            (459)         (1,066)         (128)
                                              --------------------------------------------------------------------------------
Net investment income (loss)................            205          1,232             (459)           (661)         (128)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions..............          1,060            ---              303             ---           ---
   Realized gain (loss) on
     sales of fund shares...................         (2,548)         1,000             (683)         (4,005)            3
   Change in unrealized
     appreciation/depreciation
     on investments during the year.........         24,767          1,933           16,699          22,689         5,586
                                              --------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments...............         23,279          2,933           16,319          18,684         5,589
                                              --------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations.........       $ 23,484         $4,165     $     15,860       $  18,023    $    5,461
                                              ================================================================================


                                                                  MAIN STREET GROWTH        SMALL
                                                 MID CAP VALUE        AND INCOME          CAP GROWTH          SELECT 25
                                                   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                              --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions...................        $     301           $     87        $        ---        $       ---
   Expenses:
     Mortality and expense risk fee.........           (1,243)              (243)               (495)              (255)
                                              --------------------------------------------------------------------------------
Net investment income (loss)................             (942)              (156)               (495)              (255)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions..............            1,750                ---                 ---                ---
   Realized gain (loss) on
     sales of fund shares...................             (741)              (373)             (2,666)            (2,709)
   Change in unrealized
     appreciation/depreciation
     on investments during the year.........           43,780              5,154              21,030              6,127
                                              --------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments...............           44,789              4,781              18,364              3,418
                                              --------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations.........        $  43,847           $  4,625        $     17,869        $     3,163
                                              ================================================================================

*For the period from January 1, 2003 to October 3, 2003.

See accompanying notes.

                                    Variflex

                       Statements of Changes in Net Assets
                                 (In Thousands)

                     Years Ended December 31, 2003 and 2002


                                                                                EQUITY                 LARGE CAP VALUE
                                                                              SUBACCOUNT                  SUBACCOUNT
                                                                          2003          2002          2003          2002
                                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................    $   (2,558)  $    (2,390)  $      (984)   $    2,407
     Capital gains distributions...................................           ---           ---           ---           ---
     Realized gain (loss) on investments...........................       (34,109)      (50,366)      (29,347)      (46,948)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................       115,138       (98,935)      111,180       (73,118)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets from operations...........        78,471      (151,691)       80,849      (117,659)

   From contractholder transactions:
     Variable annuity deposits.....................................        31,616        44,313        20,601        25,085
     Administrative fees...........................................          (749)         (735)         (465)         (467)
     Terminations and withdrawals..................................       (49,434)      (65,563)      (39,793)      (53,816)
     Annuity payments..............................................           (37)         (385)          (56)         (220)
     Transfers between subaccounts, net............................       (27,805)      (40,654)      (10,092)      (23,050)
     Transfers between subaccounts, due to mergers.................           ---           ---           ---           ---
     Mortality adjustment..........................................            23           (16)           11            (2)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................       (46,386)      (63,040)      (29,794)      (52,470)
                                                                     ---------------------------------------------------------
Net increase (decrease) in net assets..............................        32,085      (214,731)       51,055      (170,129)
Net assets at beginning of year....................................       420,515       635,246       321,391       491,520
                                                                     ---------------------------------------------------------
Net assets at end of year..........................................    $  452,600   $   420,515   $   372,446    $  321,391
                                                                     =========================================================


                                                                             MONEY MARKET                   GLOBAL
                                                                              SUBACCOUNT                  SUBACCOUNT
                                                                          2003          2002          2003          2002
                                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................    $     (305)    $   2,217    $   (2,460)   $   (3,418)
     Capital gains distributions...................................           ---           ---           ---           ---
     Realized gain (loss) on investments...........................          (443)         (728)      (10,065)      (14,760)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................           416        (1,519)      108,551       (61,535)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets from operations...........          (332)          (30)       96,026       (79,713)

   From contractholder transactions:
     Variable annuity deposits.....................................         5,454        10,159        17,783        22,345
     Administrative fees...........................................          (136)         (177)         (370)         (391)
     Terminations and withdrawals..................................       (12,179)      (22,384)      (29,793)      (41,303)
     Annuity payments..............................................            (3)          (22)           (5)          (54)
     Transfers between subaccounts, net............................       (10,995)       (4,681)       (8,878)      (21,216)
     Transfers between subaccounts, due to mergers.................           ---           ---         7,878        14,643
     Mortality adjustment..........................................             1             1             1            (2)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................       (17,858)      (17,104)      (13,384)      (25,978)
                                                                     ---------------------------------------------------------
Net increase (decrease) in net assets..............................       (18,190)      (17,134)       82,642      (105,691)
Net assets at beginning of year....................................        58,549        75,683       247,891       353,582
                                                                     ---------------------------------------------------------
Net assets at end of year..........................................    $   40,359     $  58,549    $  330,533    $  247,891
                                                                     =========================================================

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2003 and 2002


                                                                          DIVERSIFIED INCOME           LARGE CAP GROWTH
                                                                              SUBACCOUNT                  SUBACCOUNT
                                                                          2003          2002          2003          2002
                                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................    $    7,971    $    3,354     $    (232)    $    (120)
     Capital gains distributions...................................           ---           ---           ---           ---
     Realized gain (loss) on investments...........................         2,270           568          (296)       (1,379)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................        (8,207)        3,695         4,535        (1,631)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets from operations...........         2,034         7,617         4,007        (3,130)

   From contractholder transactions:
     Variable annuity deposits.....................................         8,117         8,929         3,090         2,171
     Administrative fees...........................................          (161)         (139)          (40)          (21)
     Terminations and withdrawals..................................       (15,047)      (17,582)       (2,387)       (1,333)
     Annuity payments..............................................           (14)         (155)          ---            (1)
     Transfers between subaccounts, net............................       (20,781)       29,890         2,922         3,711
     Transfers between subaccounts, due to mergers.................           ---           ---           ---         7,229
     Mortality adjustment..........................................             2           ---           ---           ---
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................       (27,884)       20,943         3,585        11,756
                                                                     ---------------------------------------------------------
Net increase (decrease) in net assets..............................       (25,850)       28,560         7,592         8,626
Net assets at beginning of year....................................       118,960        90,400        15,451         6,825
                                                                     ---------------------------------------------------------
Net assets at end of year..........................................    $   93,110    $  118,960     $  23,043     $  15,451
                                                                     =========================================================


                                                                            ENHANCED INDEX              INTERNATIONAL
                                                                              SUBACCOUNT                  SUBACCOUNT
                                                                          2003          2002         2003*          2002
                                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................    $      (65)   $       25     $     (63)    $     (60)
     Capital gains distributions...................................           ---           ---           ---           ---
     Realized gain (loss) on investments...........................        (1,068)       (1,873)       (1,944)         (841)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................         4,988        (2,811)        3,203          (796)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets from operations...........         3,855        (4,659)        1,196        (1,697)

   From contractholder transactions:
     Variable annuity deposits.....................................         2,377         2,270           683           920
     Administrative fees...........................................           (29)          (23)          (11)          (10)
     Terminations and withdrawals..................................        (1,481)       (2,042)         (630)         (738)
     Annuity payments..............................................           ---           ---           ---           ---
     Transfers between subaccounts, net............................          (649)          644           151         1,107
     Transfers between subaccounts, due to mergers.................           ---           ---        (7,878)          ---
     Mortality adjustment..........................................           ---           ---           ---           ---
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................           218           849        (7,685)        1,279
                                                                     ---------------------------------------------------------
Net increase (decrease) in net assets..............................         4,073        (3,810)       (6,489)         (418)
Net assets at beginning of year....................................        15,122        18,932         6,489         6,907
                                                                     ---------------------------------------------------------
Net assets at end of year..........................................    $   19,195    $   15,122     $     ---     $   6,489
                                                                     =========================================================

*For the period from January 1, 2003 to October 3, 2003.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2003 and 2002


                                                                            MID CAP GROWTH              MANAGED ASSET
                                                                              SUBACCOUNT            ALLOCATION SUBACCOUNT
                                                                          2003          2002          2003          2002
                                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................    $   (3,384)  $    (3,773)    $     228      $  1,261
     Capital gains distributions...................................           ---        19,751           ---           ---
     Realized gain (loss) on investments...........................       (13,394)      (20,908)         (587)       (1,698)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................       138,578      (106,951)        9,165        (4,473)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets from operations...........       121,800      (111,881)        8,806        (4,910)

   From contractholder transactions:
     Variable annuity deposits.....................................        21,847        27,556         3,878         4,795
     Administrative fees...........................................          (455)         (389)          (75)          (63)
     Terminations and withdrawals..................................       (29,512)      (34,364)       (4,282)       (5,228)
     Annuity payments..............................................            (3)         (166)           (4)          (20)
     Transfers between subaccounts, net............................       (13,039)      (25,728)        3,656        (3,346)
     Transfers between subaccounts, due to mergers.................        21,698           ---           ---           ---
     Mortality adjustment..........................................             1           (13)          ---           ---
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................           537       (33,104)        3,173        (3,862)
                                                                     ---------------------------------------------------------
Net increase (decrease) in net assets..............................       122,337      (144,985)       11,979        (8,772)
Net assets at beginning of year....................................       235,157       380,142        38,464        47,236
                                                                     ---------------------------------------------------------
Net assets at end of year..........................................    $  357,494   $   235,157     $  50,443      $ 38,464
                                                                     =========================================================


                                                                            EQUITY INCOME                 HIGH YIELD
                                                                              SUBACCOUNT                  SUBACCOUNT
                                                                          2003          2002          2003          2002
                                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................   $       205    $    1,596      $  1,232     $     767
     Capital gains distributions...................................         1,060         2,789           ---           ---
     Realized gain (loss) on investments...........................        (2,548)       (3,190)        1,000          (633)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................        24,767       (19,205)        1,933            72
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets from operations...........        23,484       (18,010)        4,165           206

   From contractholder transactions:
     Variable annuity deposits.....................................         9,850        12,656         1,795         1,124
     Administrative fees...........................................          (191)         (166)          (32)          (19)
     Terminations and withdrawals..................................       (11,078)      (14,241)       (3,033)       (2,127)
     Annuity payments..............................................            (1)          (45)          ---           ---
     Transfers between subaccounts, net............................          (161)        6,789         9,439        (2,999)
     Transfers between subaccounts, due to mergers.................           ---           ---           ---        10,691
     Mortality adjustment..........................................           ---           ---           ---           ---
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................        (1,581)        4,993         8,169         6,670
                                                                     ---------------------------------------------------------
Net increase (decrease) in net assets..............................        21,903       (13,017)       12,334         6,876
Net assets at beginning of year....................................       103,904       116,921        15,391         8,515
                                                                     ---------------------------------------------------------
Net assets at end of year..........................................   $   125,807    $  103,904      $ 27,725     $  15,391
                                                                     ========================================================

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2003 and 2002


                                                                           SMALL CAP VALUE             SOCIAL AWARENESS
                                                                              SUBACCOUNT                  SUBACCOUNT
                                                                          2003          2002          2003          2002
                                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................     $    (459)    $    (530)   $     (661)  $      (774)
     Capital gains distributions...................................           303         1,928           ---           ---
     Realized gain (loss) on investments...........................          (683)       (1,197)       (4,005)       (6,090)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................        16,699        (6,070)       22,689       (21,082)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets from operations...........        15,860        (5,869)       18,023       (27,946)

   From contractholder transactions:
     Variable annuity deposits.....................................         4,349         5,822         7,952        10,503
     Administrative fees...........................................           (54)          (44)         (175)         (151)
     Terminations and withdrawals..................................        (3,791)       (5,135)      (10,152)      (11,125)
     Annuity payments..............................................            (2)          ---           (12)          (15)
     Transfers between subaccounts, net............................         2,776         3,140        (6,381)      (10,139)
     Transfers between subaccounts, due to mergers.................           ---           ---           ---           ---
     Mortality adjustment..........................................           ---           ---           ---             6
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................         3,278         3,783        (8,768)      (10,921)
                                                                     ---------------------------------------------------------
Net increase (decrease) in net assets..............................        19,138        (2,086)        9,255       (38,867)
Net assets at beginning of year....................................        33,474        35,560        86,341       125,208
                                                                     ---------------------------------------------------------
Net assets at end of year..........................................     $  52,612     $  33,474    $   95,596   $    86,341
                                                                     =========================================================



                                                                              TECHNOLOGY                MID CAP VALUE
                                                                              SUBACCOUNT                  SUBACCOUNT
                                                                         2003*          2002          2003          2002
                                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................    $     (128)   $      (95)  $      (942)   $     (394)
     Capital gains distributions...................................           ---           ---         1,750         6,662
     Realized gain (loss) on investments...........................             3        (2,208)         (741)       (2,542)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................         5,586        (1,842)       43,780       (22,889)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets from operations...........         5,461        (4,145)       43,847       (19,163)

   From contractholder transactions:
     Variable annuity deposits.....................................         1,442         2,212        10,924        13,030
     Administrative fees...........................................           (16)          (14)         (170)         (128)
     Terminations and withdrawals..................................          (733)         (621)      (11,775)      (12,102)
     Annuity payments..............................................           ---           ---            (2)          ---
     Transfers between subaccounts, net............................         7,284           225         4,210         8,676
     Transfers between subaccounts, due to mergers.................       (21,698)          ---           ---           ---
     Mortality adjustment..........................................           ---           ---           ---           ---
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................       (13,721)        1,802         3,187         9,476
                                                                     ---------------------------------------------------------
Net increase (decrease) in net assets..............................        (8,260)       (2,343)       47,034        (9,687)
Net assets at beginning of year....................................         8,260        10,603        86,666        96,353
                                                                     ---------------------------------------------------------
Net assets at end of year..........................................    $      ---    $    8,260   $   133,700    $   86,666
                                                                     =========================================================

*For the period from January 1, 2003 to October 3, 2003.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2003 and 2002


                                                                          MAIN STREET GROWTH           SMALL CAP GROWTH
                                                                        AND INCOME SUBACCOUNT             SUBACCOUNT
                                                                          2003          2002          2003          2002
                                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................     $    (156)    $    (141)    $    (495)   $     (476)
     Capital gains distributions...................................           ---           ---           ---           ---
     Realized gain (loss) on investments...........................          (373)       (1,071)       (2,666)       (9,356)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................         5,154        (2,975)       21,030        (3,395)
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets from operations...........         4,625        (4,187)       17,869       (13,227)

   From contractholder transactions:
     Variable annuity deposits.....................................         2,991         3,278         5,183         5,656
     Administrative fees...........................................           (35)          (25)          (74)          (53)
     Terminations and withdrawals..................................        (1,929)       (1,835)       (4,087)       (4,271)
     Annuity payments..............................................           ---            (2)           (1)          ---
     Transfers between subaccounts, net............................         1,595         2,250         9,915        (7,122)
     Transfers between subaccounts, due to mergers.................           ---           ---           ---           ---
     Mortality adjustment..........................................           ---           ---           ---           ---
                                                                     ---------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................         2,622         3,666        10,936        (5,790)
                                                                     ---------------------------------------------------------
Net increase (decrease) in net assets..............................         7,247          (521)       28,805       (19,017)
Net assets at beginning of year....................................        17,294        17,815        31,359        50,376
                                                                     ---------------------------------------------------------
Net assets at end of year..........................................     $  24,541     $  17,294     $  60,164    $   31,359
                                                                     =========================================================






                                                                              SELECT 25
                                                                              SUBACCOUNT
                                                                          2003          2002
                                                                     -----------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)..................................     $    (255)   $     (309)
     Capital gains distributions...................................           ---           ---
     Realized gain (loss) on investments...........................        (2,709)       (2,920)
     Change in unrealized appreciation/depreciation
       on investments during the year..............................         6,127        (5,182)
                                                                     -----------------------------
   Net increase (decrease) in net assets from operations...........         3,163        (8,411)

   From contractholder transactions:
     Variable annuity deposits.....................................         2,841         3,499
     Administrative fees...........................................           (51)          (40)
     Terminations and withdrawals..................................        (1,892)       (3,159)
     Annuity payments..............................................           ---           ---
     Transfers between subaccounts, net............................        (3,894)       (2,663)
     Transfers between subaccounts, due to mergers.................           ---           ---
     Mortality adjustment..........................................           ---           ---
                                                                     -----------------------------
   Net increase (decrease) in net assets
     from contractholder transactions..............................        (2,996)       (2,363)
                                                                     -----------------------------
Net increase (decrease) in net assets..............................           167       (10,774)
Net assets at beginning of year....................................        21,562        32,336
                                                                     -----------------------------
Net assets at end of year..........................................     $  21,729    $   21,562
                                                                     =============================

See accompanying notes.

                                    Variflex

                          Notes to Financial Statements

                                December 31, 2003


1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        ORGANIZATION -- Variflex (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in a designated series of the SBL Fund as follows:




SUBACCOUNT                                  SERIES OF THE SBL FUND
--------------------------------------------------------------------------------
Equity                                      Series A (Equity Series)
Large Cap Value                             Series B (Large Cap Value Series)
Money Market                                Series C (Money Market Series)
Global                                      Series D (Global Series)
Diversified Income                          Series E (Diversified Income Series)
Large Cap Growth                            Series G (Large Cap Growth Series)
Enhanced Index                              Series H (Enhanced Index Series)
Mid Cap Growth                              Series J (Mid Cap Growth Series)
Managed Asset Allocation                    Series N (Managed Asset Allocation Series)
Equity Income                               Series O (Equity Income Series)
High Yield                                  Series P (High Yield Series)
Small Cap Value                             Series Q (Small Cap Value Series)
Social Awareness                            Series S (Social Awareness Series)
Mid Cap Value                               Series V (Mid Cap Value Series)
Main Street Growth and Income               Series W (Main Street Growth and Income Series)
Small Cap Growth                            Series X (Small Cap Growth Series)
Select 25                                   Series Y (Select 25 Series)


        During 2003, the International Subaccount and the Technology Subaccount were merged into the Global Subaccount, and the Mid Cap Growth Subaccount, respectively.

        Pursuant to the plan of reorganization approved by the SBL Fund International Series shareholders, the SBL Fund Global Series acquired all the net assets of the SBL Fund International Series, which totaled $7,878,275 on the closing date of the reorganization, October 3, 2003. A total of 1,070,418 shares were exchanged from the SBL Fund International Series. In exchange for the assets of the SBL Fund International Series 1,274,802 shares of the SBL Fund Global Series were issued to shareholders of record immediately after the closing date.

        Pursuant to the plan of reorganization approved by the SBL Fund Technology Series shareholders, the SBL Fund Mid Cap Growth Series acquired all the net assets of the SBL Fund Technology Series, which totaled $21,697,871 on the closing date of the reorganization, October 3, 2003. A total of 5,081,469 shares were exchanged from the SBL Fund Technology Series. In exchange for the assets of the SBL Fund Technology Series 942,157 shares of the SBL Fund Mid Cap Growth Series were issued to shareholders of record immediately after the closing date.

        During 2002, the Global Strategic Income Series, the Global Total Return Series, and the Capital Growth Series were merged into the High Yield Series, the Global Series, and the Large Cap Growth Series, respectively.

        Pursuant to the plan of reorganization approved by the SBL Fund Global Strategic Income Series shareholders, the SBL Fund High Yield Series acquired all the net assets of the SBL Fund Global Strategic Income Series, which totaled $10,690,531 on the closing date of the reorganization, August 27, 2002. A total of 1,195,809 shares were exchanged from the SBL Fund Global Strategic Income Series. In exchange for the assets of the SBL Fund Global Strategic Income Series 827,441 shares of the SBL Fund High Yield Series were issued to shareholders of record immediately after the closing date.

        Pursuant to the plan of reorganization approved by the SBL Fund Global Total Return Series shareholders, the SBL Fund Global Series acquired all the net assets of the SBL Fund Global Total Return Series, which totaled $14,642,773 on the closing date of the reorganization, August 27, 2002. A total of 1,879,688 shares were exchanged from the SBL Fund Global Total Return Series. In exchange for the assets of the SBL Fund Global Total Return Series 2,768,010 shares of the SBL Fund Global Series were issued to shareholders of record immediately after the closing date.

        Pursuant to the plan of reorganization approved by the SBL Fund Capital Growth Series shareholders, the SBL Fund Large Cap Growth Series acquired all the net assets of the SBL Fund Capital Growth Series, which totaled $7,228,665 on the closing date of the reorganization, August 27, 2002. A total of 1,387,460 shares were exchanged from the SBL Fund Capital Growth Series. In exchange for the assets of the SBL Fund Capital Growth Series 1,382,154 shares of the SBL Fund Large Cap Growth Series were issued to shareholders of record immediately after the closing date.

        Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

        Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

        SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Managed Asset Allocation Series and the Equity Income Series; Dreyfus Corporation to provide subadvisory services for Large Cap Value Series; Strong Capital Management, Inc. to provide subadvisory services for the Small Cap Value Series; RS Investments to provide subadvisory services for the Small Cap Growth Series; OppenheimerFunds, Inc. to provide subadvisory services for Global Series and the Main Street Growth and Income Series; and Northern Trust Investments, Inc. to provide subadvisory services for Enhanced Index Series.

        The Account receives deposits from two types of variable annuity contracts issued by SBL: Variflex Variable Annuity (Variflex) and Variflex ES Variable Annuity (Variflex ES).

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the statement of assets and liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

        The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2003 were as follows:




                                                  COST OF         PROCEEDS
SUBACCOUNT                                       PURCHASES       FROM SALES
-----------------------------------------------------------------------------
                                                       (In Thousands)

Equity....................................     $   18,907      $   67,851
Large Cap Value...........................         12,748          43,526
Money Market..............................         53,860          72,023
Global....................................         19,274          35,118
Diversified Income........................         22,662          42,575
Large Cap Growth..........................         10,245           6,892
Enhanced Index............................          3,559           3,406
International*............................          1,570           9,318
Mid Cap Growth............................         49,014          51,861
Managed Asset Allocation..................          8,100           4,699
Equity Income.............................         15,347          15,663
High Yield................................         26,885          17,484
Small Cap Value...........................         10,921           7,799
Social Awareness..........................          4,155          13,584






                                                  COST OF         PROCEEDS
SUBACCOUNT                                       PURCHASES       FROM SALES
-----------------------------------------------------------------------------
                                                       (In Thousands)

Technology*...............................         10,680          24,529
Mid Cap Value.............................         17,275          13,280
Main Street Growth and Income.............          5,120           2,654
Small Cap Growth..........................         16,111           5,670
Select 25.................................          3,745           6,996

*For the period from January 1, 2003 to October 3, 2003.

        ANNUITY RESERVES -- Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

        REINVESTMENT OF DIVIDENDS -- Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

        FEDERAL INCOME TAXES -- The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

        USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.2% of the net asset value of each Variflex contract and 1.0% of the net asset value of each Variflex ES contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

        When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The changes in units outstanding for the years ended December 31, 2003 and 2002, were as follows:




                                                             2003                                       2002
                                            ----------------------------------------   ---------------------------------------
                                                                            NET                                       NET
                                               UNITS        UNITS        INCREASE        UNITS         UNITS        INCREASE
        SUBACCOUNT                            ISSUED       REDEEMED     (DECREASE)       ISSUED      REDEEMED      (DECREASE)
        ----------------------------------------------------------------------------   ---------------------------------------
                                                                             (In Thousands)
        Equity                                 1,243        (2,253)       (1,010)         3,903       (5,189)       (1,286)
        Large Cap Value                          835        (1,552)         (717)         1,924       (3,101)       (1,177)
        Money Market                           3,374        (4,193)         (819)         6,457       (7,241)         (784)
        Global                                 2,096        (2,884)         (788)         5,172       (6,374)       (1,202)
        Diversified Income                     1,176        (2,119)         (943)         2,902       (2,196)          706


                                                             2003                                       2002
                                            ----------------------------------------   ---------------------------------------
                                                                            NET                                        NET
                                               UNITS        UNITS        INCREASE        UNITS         UNITS        INCREASE
        SUBACCOUNT                            ISSUED       REDEEMED     (DECREASE)       ISSUED      REDEEMED      (DECREASE)
        ----------------------------------------------------------------------------   ---------------------------------------
                                                                             (In Thousands)

        Large Cap Growth                       2,868        (2,163)          705          4,308       (2,094)        2,214
        Enhanced Index                           853          (840)           13          1,352       (1,240)          112
        International*                           368        (1,460)       (1,092)           737         (557)          180
        Mid Cap Growth                         2,513        (2,650)         (137)         4,356       (5,471)       (1,115)
        Managed Asset Allocation                 815          (625)          190            980       (1,238)         (258)
        Equity Income                          1,447        (1,570)         (123)         3,112       (2,901)          211
        High Yield                             2,362        (1,743)          619          2,081       (1,520)          561
        Small Cap Value                        1,310        (1,156)          154          4,038       (3,971)           67
        Social Awareness                         555          (981)         (426)         1,285       (1,810)         (525)
        Technology*                            3,773        (6,713)       (2,940)         2,536       (1,923)          613
        Mid Cap Value                          1,297        (1,249)           48          3,432       (3,208)          224
        Main Street Growth and Income          1,116          (741)          375          2,258       (1,770)          488
        Small Cap Growth                       2,106        (1,274)          832          2,358       (2,930)         (572)
        Select 25                                999        (1,440)         (441)         1,811       (2,096)         (285)


        *For the period from January 1, 2003 to October 3, 2003.

4.      UNIT VALUES

        A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2003, were as follows:



        SUBACCOUNT                             2003               2002              2001               2000             1999
        ----------------------------------------------------------------------------------------------------------------------
        EQUITY
        Units.......................      8,641,189          9,651,353        10,937,857         12,171,505       14,667,004
        Unit value..................  $18.64-$52.39      $15.48-$43.58     $20.60-$58.11      $23.47-$66.39    $23.89-$77.05
        Net assets (000s)...........       $452,600           $420,515          $635,246           $807,988       $1,129,971
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          0.58%              0.78%             0.20%              0.03%            0.76%
        Total return***.............  20.22%-20.41%  (25.01)%-(24.85)%  (12.23)%-(9.61)%   (16.54)%-(1.76)%    (5.94)%-6.84%
        ----------------------------------------------------------------------------------------------------------------------
        LARGE CAP VALUE
        Units.......................      7,304,686          8,021,821         9,199,582         10,577,818       15,199,689
        Unit value..................  $16.53-$51.00      $12.96-$40.08     $17.26-$53.47      $18.54-$57.34    $19.10-$62.24
        Net assets (000s)...........       $372,446           $321,391          $491,520           $606,424         $945,778
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          0.86%              1.83%             1.25%              2.74%            2.21%
        Total return***.............  27.25%-27.55%  (25.06)%-(24.91)%    (6.9)%-(5.58)%    (9.00)%-(8.99)%    (3.78)%-0.61%
        ----------------------------------------------------------------------------------------------------------------------
        MONEY MARKET
        Units.......................      1,857,974          2,677,426         3,462,183          3,422,403        5,226,187
        Unit value..................  $13.01-$21.73      $13.07-$21.87     $13.05-$21.87      $21.35-$21.40    $20.38-$20.41
        Net assets (000s)...........        $40,359            $58,549           $75,683            $73,227         $106,676
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          0.66%              4.60%             5.80%              0.42%            6.99%
        Total return***.............(0.64)%-(0.46)%        0.00%-0.15%       2.44%-2.76%        4.76%-5.00%      3.40%-3.55%
        ----------------------------------------------------------------------------------------------------------------------
        GLOBAL
        Units.......................     12,526,021         13,314,411        14,517,191         16,668,822       16,165,939
        Unit value..................  $24.52-$26.39      $17.27-$18.62     $22.57-$24.38      $25.98-$28.12    $18.75-$27.49
        Net assets (000s)...........       $330,533           $247,891          $353,582           $468,710         $444,462
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          0.25%              0.12%              ---%               ---%             ---%
        Total return***.............  41.73%-41.98%  (23.63)%-(23.48)% (13.13)%-(11.31)%        0.0%-38.56%    12.55%-51.79%
        ----------------------------------------------------------------------------------------------------------------------


         SUBACCOUNT                             2003               2002              2001               2000             1999
        ----------------------------------------------------------------------------------------------------------------------
        DIVERSIFIED INCOME
        Units.......................      3,113,400          4,055,625         3,349,740          3,389,180        4,223,756
        Unit value..................  $15.91-$29.91      $15.57-$29.34     $14.39-$27.17      $13.53-$25.84    $11.34-$23.92
        Net assets (000s)...........        $93,110           $118,960           $90,400            $86,986         $101,050
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          8.72%              4.40%             6.30%              0.66%           12.11%
        Total return***.............    1.94%-2.18%        7.96%-8.20%       5.15%-6.36%       8.03%-19.31% (14.42)%-(4.93)%
        ----------------------------------------------------------------------------------------------------------------------
        LARGE CAP GROWTH****
        Units.......................      3,951,341          3,245,940         1,032,178            698,124              ---
        Unit value..................    $5.84-$5.88        $4.76-$4.79       $6.61-$6.64              $7.91              ---
        Net assets (000s)...........        $23,043            $15,451            $6,825             $5,518              ---
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%             ---%
        Investment income ratio**...           ---%               ---%              ---%               ---%             ---%
        Total return***.............  22.69%-22.76%  (27.99)%-(27.86)% (16.27)%-(12.10)%           (24.80)%             ---%
        ----------------------------------------------------------------------------------------------------------------------
        ENHANCED INDEX
        Units.......................      2,352,645          2,339,883         2,228,338          2,235,345          713,124
        Unit value..................    $8.16-$8.24        $6.47-$6.51       $8.50-$8.54        $9.63-$9.88           $11.14
        Net assets (000s)...........        $19,195            $15,122           $18,932            $22,078           $7,944
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          0.77%              1.31%             0.43%               ---%            0.68%
        Total return***.............  26.12%-26.57%  (23.88)%-(23.77)% (11.55)%-(11.32)%  (13.73)%-(13.71)%           11.40%
        ----------------------------------------------------------------------------------------------------------------------
        MID CAP GROWTH
        Units.......................      8,599,527          8,736,861         9,852,042         10,773,159        8,928,986
        Unit value..................  $32.54-$41.57      $21.03-$26.92     $30.12-$38.63      $33.75-$45.92    $39.81-$39.83
        Net assets (000s)...........       $357,494           $235,157          $380,142           $494,685         $355,565
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...           ---%               ---%              ---%               ---%             ---%
        Total return***.............  54.42%-54.73%  (30.35)%-(30.18)% (15.75)%-(11.42)%       9.52%-15.58%    59.90%-59.94%
        ----------------------------------------------------------------------------------------------------------------------
        MANAGED ASSET ALLOCATION
        Units.......................      2,851,694          2,661,895         2,920,433          2,689,481        3,047,370
        Unit value..................  $17.69-$17.98      $14.45-$14.66     $16.18-$16.38      $17.03-$17.44    $15.98-$17.63
        Net assets (000s)...........        $50,443            $38,464           $47,236            $46,384          $53,716
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          1.68%              4.16%             2.68%              0.23%            3.73%
        Total return***.............  22.42%-22.65%  (10.69)%-(10.50)%   (6.08)%-(4.99)%      (3.40)%-9.14%    (2.32)%-8.43%
        ----------------------------------------------------------------------------------------------------------------------
        EQUITY INCOME
        Units.......................      5,549,348          5,671,599         5,461,226          5,093,159        6,891,180
        Unit value..................  $22.67-$23.04      $18.32-$18.58     $21.41-$21.68      $21.27-$21.61    $17.54-$19.19
        Net assets (000s)...........       $125,807           $103,904          $116,921           $108,967         $132,200
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          1.31%              2.70%             1.62%              0.19%            3.30%
        Total return***.............  23.74%-24.00%  (14.47)%-(14.30)%   (0.32)%-(0.71)%      10.89%-10.90%    (7.44)%-1.91%
        ----------------------------------------------------------------------------------------------------------------------
        HIGH YIELD
        Units.......................      1,862,440          1,243,249           682,572            304,385          184,920
        Unit value..................  $14.88-$15.11      $12.38-$12.54     $12.48-$12.61             $12.09           $12.43
        Net assets (000s)...........        $27,725            $15,391            $8,515             $3,679           $2,298
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          7.01%              7.55%            11.63%              8.23%           15.49%
        Total return***.............  20.19%-20.49%    (0.80)%-(0.56)%       2.97%-5.61%            (2.49)%            0.08%
        ----------------------------------------------------------------------------------------------------------------------
        SMALL CAP VALUE****
        Units.......................      2,986,689          2,833,078         2,766,776            253,165              ---
        Unit value..................  $17.62-$17.75      $11.82-$11.88     $12.86-$12.90             $10.65              ---
        Net assets (000s)...........        $52,612            $33,474           $35,560             $2,695              ---
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%             ---%
        Investment income ratio**...           ---%               ---%              ---%               ---%             ---%
        Total return***.............  49.07%-49.41%    (8.09)%-(7.91)%     20.90%-22.94%              4.60%             ---%
        ----------------------------------------------------------------------------------------------------------------------

        SUBACCOUNT                             2003               2002              2001               2000             1999
        ----------------------------------------------------------------------------------------------------------------------
        SOCIAL AWARENESS
        Units.......................      4,009,594          4,435,507         4,960,695          5,530,314        5,508,136
        Unit value..................  $19.08-$23.85      $15.55-$19.47     $20.12-$25.24      $23.38-$29.38    $24.40-$34.17
        Net assets (000s)...........        $95,596            $86,341          $125,208           $162,452         $188,153
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          0.45%              0.51%              ---%               ---%            0.55%
        Total return***.............  22.44%-22.70%  (22.86)%-(22.71)% (13.94)%-(11.43)%   (16.57)%-(4.18)%     4.41%-15.08%
        ----------------------------------------------------------------------------------------------------------------------
        MID CAP VALUE
        Units.......................      4,040,347          3,991,983         3,768,160          2,617,544          767,711
        Unit value..................  $33.09-$33.54      $21.71-$21.96     $25.58-$25.82      $22.75-$23.47    $14.92-$17.62
        Net assets (000s)...........       $133,700            $86,666           $96,353            $60,950          $13,526
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...          0.27%              0.90%             0.29%               ---%            0.61%
        Total return***.............  52.42%-52.73%  (15.13)%-(14.95)%     10.01%-12.44%      29.11%-57.31%   (0.86)%-17.47%
        ----------------------------------------------------------------------------------------------------------------------
        MAIN STREET GROWTH
           AND INCOME****
        Units.......................      3,100,877          2,726,055         2,238,999          1,297,768              ---
        Unit value..................    $7.91-$7.97        $6.34-$6.38       $7.95-$7.98              $8.95              ---
        Net assets (000s)...........        $24,541            $17,294           $17,815            $11,609              ---
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%             ---%
        Investment income ratio**...          0.41%              0.44%             0.15%              0.13%             ---%
        Total return***.............  24.76%-24.92%  (20.25)%-(20.05)%  (10.94)%-(8.30)%           (13.30)%             ---%
        ----------------------------------------------------------------------------------------------------------------------
        SMALL CAP GROWTH
        Units.......................      4,284,018          3,451,613         4,024,442          4,636,263        1,312,167
        Unit value..................  $14.04-$14.22        $9.08-$9.18     $12.52-$12.62      $16.14-$17.66           $19.48
        Net assets (000s)...........        $60,164            $31,359           $50,376            $81,441          $25,556
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...           ---%               ---%              ---%               ---%            0.02%
        Total return***.............  54.63%-54.90%  (27.48)%-(27.26)% (28.54)%-(22.43)%   (17.15)%-(9.71)%           85.00%
        ----------------------------------------------------------------------------------------------------------------------
        SELECT 25
        Units.......................      2,845,894          3,286,510         3,572,380          4,133,375        1,545,779
        Unit value..................    $7.64-$7.71        $6.56-$6.61       $9.05-$9.10       $9.78-$10.17    $11.74-$12.27
        Net assets (000s)...........        $21,729            $21,562           $32,336            $42,024          $18,928
        Ratio of expenses
           to net assets*...........     1.00%/1.2%         1.00%/1.2%        1.00%/1.2%         1.00%/1.2%       1.00%/1.2%
        Investment income ratio**...           ---%               ---%              ---%               ---%             ---%
        Total return***.............  16.46%-16.64%  (27.51)%-(27.36)%   (9.36)%-(7.46)%  (20.29)%-(14.48)%    17.40%-22.70%
        ----------------------------------------------------------------------------------------------------------------------


            *These ratios represent the annualized contract expenses of the
             Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

           **These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

          ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

         ****The inception date of these subaccounts was May 1, 2000.

                                     PART C
                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          a.  Financial Statements

              The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 are incorporated herein by reference to the financial statements filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 6 under the Securities Act of 1933 and Post-Effective Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30, 2004).

              The financial statements for the Variflex Separate Account at December 31, 2003 and for each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

          b.  Exhibits

               (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(b)
               (2)  Not Applicable
               (3)  (a)  Facilities Agreement(j)
                    (b)  SBL Variable Products Sales Agreement(g)
                    (c)  SBL Variable Products Schedule of Commissions  Variflex
                         - Variable Annuity(f)
                    (d)  SBL   Variable   Products   Schedule   of   Asset-Based
                         Commissions(f)
                    (e)  Marketing Organization Agreement(f)
                    (f)  SBL  Variable   Products   Variflex   Variable  Annuity
                         Commission Schedule(f)
               (4)  (a)  Individual Contract (Form V6023 1-98)(b)
                    (b)  Individual Contract-Unisex (Form V6023 1-98U)(b)
                    (c)  Group Allocated Contract (Form GV6023 1-98)(b)
                    (d)  Group Allocated Contract-Unisex (Form GV6023 1-98U)(b)
                    (e)  Group Certificate (Form GVC6023 1-98)(b)
                    (f)  Group Certificate-Unisex (Form GVC6023 1-98U)(b)
                    (g)  Group Unallocated Contract (Form GV6317 2-88)(a)
                    (h)  Loan Endorsement (Form V6066 10-00)(h)
                    (i)  Group  Loan  Provision  Certificate  (Form  GV6821  L-4
                         1-97)(a)
                    (j) Individual Stepped-Up Death Benefit Endorsement (Form V6050 3-96)(a)
                    (k) Group Stepped-Up Death Benefit Endorsement (Form V6050A 3-96)(a)
                    (l) Group Stepped-Up Death Benefit Certificate (Form V6050C 3-96)(a)
                    (m)  Individual   Withdrawal   Charge   Waiver  (Form  V6051
                         3-96)(a)
                    (n)  Group Withdrawal Charge Waiver (Form GV6051 3-96)(a)
                    (o)  Group  Withdrawal   Charge  Waiver   Certificate  (Form
                         GV6051C 3-96)(a)
                    (p) Group and Individual IRA Endorsement (Form 4453C-5 R9-96)(a)
                    (q)  SIMPLE IRA Endorsement (Form 4453C-5S R9-03)(k)
                    (r)  TSA Endorsement (Form 6832A R9-96)(a)
                    (s)  457 Endorsement (Form V6054 2-98)(c)
                    (t)  403(a) Endorsement (Form V6057 10-98)(d)
                    (u)  Roth IRA Endorsement (Form V6851A R9-03)(k)
                    (v)  Method for Deductions Endorsement (Form V6071 3-01)(f)
                    (w)  Texas  Optional  Retirement  Plan  Rider  (Form  V6932G
                         7-00)(f)
                    (x)  Traditional IRA Endorsement (Form V6849A R9-03)(k)
                    (y)  Terminal Illness (Form V6051 TI 2-97)(i)
                    (z)  Endorsement Non-Qualified (Form V6822 1-85)(i)
               (5)  (a)  Group and Individual Application (Form V7567 1-98)(e)
                    (b)  Group Enrollment (Form GV7581 1-98)(e)
               (6)  (a)  Composite of Articles of Incorporation of SBL(b)
                    (b)  Bylaws of SBL(l)
               (7)  Not Applicable
               (8)  (a)  Participation Agreement - AIM(l)
                    (b)  Participation Agreement - American Century(l)
                    (c)  Participation Agreement -Dreyfus(l)
                    (d)  Participation Agreement - INVESCO(l)
                    (e)  Participation Agreement - Oppenheimer(l)
                    (f)  Participation Agreement - PIMCO(l)
                    (g)  Participation Agreement - Rydex(l)
               (9)  Opinion of Counsel(f)
              (10)  Consent of Independent Auditors
              (11)  Not Applicable
              (12)  Not Applicable
              (13)  Schedules of Computation of Performance
              (14) Powers of Attorney of Kris A. Robbins, J. Michael Keefer, Thomas A. Swank and Malcolm E. Robinson.(l)

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 30, 1997).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed August 17, 1998).

(c) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 29, 1999).

(e) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed May 1, 2000).

(f) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 11, 2001).

(g) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1, 2002).

(h) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed February 16, 2001).

(i) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 8, 2002.)

(j) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 30, 2003.)

(k) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account VIII Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 to Registration Statement No. 333-93947 (filed April 30, 2004.)

(l) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account XIV Post-Effective Amendment No. 6 under the Securities Act of 1933 and Post-Effective Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30, 2004.)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME AND PRINCIPAL
           BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
          ------------------       ------------------------------------

          Kris A. Robbins*         President, Chief Executive Officer
                                   and Director

          Thomas A. Swank*         Senior Vice President, Chief Financial
                                   Officer, Treasurer and Director

          J. Michael Keefer*       Senior Vice President, General Counsel,
                                   Secretary and Director

          Malcolm E. Robinson*     Senior Vice President, Assistant to the
                                   President and Chief Executive Officer
                                   and Director

          Venette R. Davis*        Senior Vice President

          Michael G. Odlum*        Senior Vice President and
                                   Chief Investment Officer

          David J. Keith*          Senior Vice President, IT and
                                   Customer Management

          Kalman Bakk, Jr.*        Senior Vice President and
                                   Chief Marketing Officer

          Amy J. Lee*              Associate General Counsel, Vice President
                                   and Assistant Secretary

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

          ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The Depositor, Security Benefit Life Insurance Company ("SBL"), is controlled by Security Benefit Corp. through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corp., is wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2003, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with Variflex or SBL:

                                                                    PERCENT OF
                                                                      VOTING
                                                                    SECURITIES
                                                  JURISDICTION    OWNED BY SBMHC
                                                        OF         (DIRECTLY OR
          NAME                                    INCORPORATION     INDIRECTLY)

          Security Benefit Mutual Holding Company    Kansas            ---
          (Holding Company)

          Security Benefit Corp.                     Kansas            100%
          (Holding Company)

          Security Benefit Life Insurance Company    Kansas            100%
          (Stock Life Insurance Company)

          Security Benefit Group, Inc.               Kansas            100%
          (Holding Company)

          Security Management Company, LLC           Kansas            100%
          (Investment Adviser)

          Security Distributors, Inc.                Kansas            100%
          (Broker/Dealer, Principal Underwriter
          of Mutual Funds)

          Security Benefit Academy, Inc.             Kansas            100%
          (Daycare Company)

          Security Financial Resources, Inc.         Kansas            100%
          (Financial Services)

          First Advantage Insurance Agency, Inc.     Kansas            100%
          (Insurance Agency)

          Security Financial Resources               Delaware          100%
          Collective Investments, LLC
          (Private Fund)

          First Security Benefit Life Insurance      New York          100%
          and Annuity Company of New York
          (Stock Life Insurance Company)

          SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV and XI, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex Extra Credit), SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), SBL Variable Annuity Account XIV (SecureDesigns), SBL Variable Annuity Account XIV (AdvisorDesigns), SBL Variable Annuity Account XIV (NEA Valuebuilder), SBL Variable Annuity Account XIV (AdvanceDesigns), SBL Variable Annuity Account XIV ( Security Benefit Advisor), SBL Variable Annuity Account XIV (AEA Valuebuilder), SBL Variable Annuity Account XVII (ClassicStrategies),
          T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

          Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 18, 2003, the approximate percentage of ownership by the separate accounts for each company is as follows:

                  Security Large Cap Value Fund.......  25.83%
                  SBL Fund............................   100%

ITEM 27.  NUMBER OF CONTRACTOWNERS

          As of February 1, 2004, there were 92,687 owners of Variflex Qualified Contracts and 19,649 owners of Variflex Non-Qualified Contracts.

ITEM 28.  INDEMNIFICATION

          The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          The Articles of Incorporation include the following provision:

                (a) No  director  of the  Corporation  shall  be  liable  to the
             Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, PROVIDED that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

          (a) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as distributor of the Variflex contracts. SDI receives no compensation for its distribution function in excess of the commissions it pays to selling broker/dealers. SDI also acts as a distributor for SBL Variable Annuity Accounts I, III, IV, XI and XIV (SecureDesigns, NEA Valuebuilder, AdvisorDesigns, AdvanceDesigns, Security Benefit Advisor and AEA Valuebuilder), SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex Extra Credit, Variflex LS and Variflex Signature), SBL Variable Annuity Account XVII (ClassicStrategies) and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Municipal Bond Fund, Security Mid Cap Growth Fund, SBL Fund and Security Financial Resources Collective Investments, LLC.

          (b)

               NAME AND PRINCIPAL                    POSITION AND OFFICES
               BUSINESS ADDRESS*                       WITH UNDERWRITER
               ------------------                    --------------------
               Gregory J. Garvin                     President and Director
               Michael G. Odlum                      Director
               Frank D. Memmo                        Director
               Richard J. Wells                      Director
               Tammy Brownfield                      Treasurer
               Amy J. Lee                            Secretary
               Brenda M. Harwood                     Vice President and Director

               *One Security Benefit Place, Topeka, Kansas 66636-0001

          (c) Although SDI receives no compensation under its distribution agreement with SBL, it does receive certain payments from SBL in connection with the sale of Variflex contracts. These payments are not expected to exceed 0.75% of sales. For the fiscal year ended December 31, 2003, SDI received payments in the amount of $1,654,766 from SBL under this arrangement.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a)  Registrant   undertakes  that  it  will  file  a   post-effective
               amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

          (b) Registrant undertakes that it will include as part of the Variflex contract application a space that an applicant can check to request a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) SBL, sponsor of the unit investment trust, Variflex, hereby represents that it is relying upon American Counsel of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1) - (4) of such no-action letter which are incorporated herein by reference.

          (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 1st day of April, 2004.

SIGNATURES AND TITLES

J. Michael Keefer,                     Security Benefit Life Insurance Company -
Senior Vice President,                 SBL Variable Annuity Account XIV
General Counsel, Secretary             (The Registrant)
and Director*

                                  By:               KRIS A. ROBBINS
Thomas A. Swank,                       -----------------------------------------
Senior Vice President,                 Kris A. Robbins, President, Chief
Chief Financial Officer*,              Executive Officer and Director*
Treasurer and Director*

                                 *By:               AMY J. LEE
Malcolm E. Robinson,                   -----------------------------------------
Senior Vice President                  Amy J. Lee
and Director*                          Attorney-in-Fact

                                       Security Benefit Life Insurance Company
                                       (The Depositor)


                                  By:               KRIS A. ROBBINS
                                       -----------------------------------------
                                       Kris A. Robbins, President, Chief
                                       Executive Officer and Director*


                                  Date: April 1, 2004

                                  EXHIBIT INDEX

 (1)  None

 (2)  None

 (3)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None

 (4)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None
      (g)  None
      (h)  None
      (i)  None
      (j)  None
      (k)  None
      (l)  None
      (m)  None
      (n)  None
      (o)  None
      (p)  None
      (q)  None
      (r)  None
      (s)  None
      (t)  None
      (u)  None
      (v)  None
      (w)  None
      (x)  None
      (y)  None
      (z)  None

 (5)  (a)  None
      (b)  None

 (6)  (a)  None
      (b)  None

 (7)  None

 (8)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None
      (g)  None

 (9)  None

(10)  Consent of Independent Auditors

(11)  None

(12)  None

(13)  Schedules of Computation of Performance

(14)  None